As filed with the Securities and Exchange Commission on December 23, 2019

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 242	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 243	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Karen Gilomen

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
On (date), pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.GrandeurPeakGlobal.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1.855.377.7325 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.GrandeurPeakGlobal.com.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Grandeur Peak Funds TABLE OF CONTENTS

Summary Sections	2
Grandeur Peak US Stalwarts Fund	2
Investment Objectives and Principal Strategies	5
More on The Fund’s Investments and Related Risks	5
Management	7
The Portfolio Managers	8
Administrator, Transfer Agent and Distributor	11
Buying, Exchanging and Redeeming Shares	11
Share Transactions	16
Dividends and Distributions	18
Taxes	19
Financial Highlights	21
Additional Information About The Fund	Back Cover

1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds US STALWARTS FUND

SUMMARY SECTION

Grandeur Peak US Stalwarts Fund (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a percentage of or amount redeemed within 60 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and service (12b-1) fees	0.00%
Other Expenses*	0.56%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver and Expense Reimbursement**	-0.31%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.00%

*	Other expenses are based on estimated amounts for the Fund’s first fiscal year.

**

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) is in effect through August 31, 2021. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2021. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years
Institutional Shares	$102	$352

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets at the time of purchase in equity securities of companies that are domiciled in the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue. Domestic companies may have exposure to foreign countries. The Fund may also invest in securities of companies domiciled outside of the United States. The Adviser will invest the Fund’s assets primarily in equity securities with market capitalizations of more than $1.5 billion at the time of purchase.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser travels extensively to visit companies and generally expects to meet with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Fund seeks to invest in what the Adviser believes to be the best investments available without regard to benchmark weightings. The Adviser may significantly shift Fund assets between sectors based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors. Notwithstanding such shifts, the Adviser will still, under normal market conditions, invest at least 80% of the Fund’s assets at the time of purchase in equity securities of companies that are domiciled in the United States.

PRINCIPAL RISKS OF THE FUND

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

2	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds US STALWARTS FUND

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Small-Cap and Mid-Cap Company Risk. Small- and mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small- and mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single sector. To the extent the Fund invests in only a few sectors it may have increased relative exposure to the price movements of those sectors.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. Such companies may be negatively impacted by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Emerging and frontier markets have increased risk of political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

PERFORMANCE INFORMATION

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

INVESTMENT ADVISER

Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

Grandeur Peak Funds | 2019 Prospectus	3

Grandeur Peak Funds US STALWARTS FUND

PORTFOLIO MANAGERS

Lead Managers: Randy Pearce, since inception in 2020. Brad Barth, since inception in 2020.

Guardian Portfolio Manager: Stuart Rigby, since inception in 2020.

PURCHASE AND SALE OF FUND SHARES

The Fund offers Institutional Class shares. The minimum initial investment is $2,000 for each account, or $1,000 if an Automatic Investment Program is established; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent minimum investment amount.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions may be taxed as ordinary income, capital gains, qualified dividend income or section 199A dividends, except when an investment is held in an IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from a tax-advantaged investment plan will be subject to special tax rules.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds

GRANDEUR PEAK US STALWARTS FUND

(The “FUND”)

Investment Objectives and Principal Strategies

This section describes the Fund’s investment objective and principal investment strategies. See “More on The Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

INVESTMENT OBJECTIVES

The Fund seeks to achieve long-term growth of capital.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change the Fund’s investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets at the time of purchase in equity securities of companies that are domiciled in the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue. Domestic companies may have exposure to foreign countries. The Fund may also invest in securities of companies domiciled outside of the United States. The Adviser will invest the Fund’s assets primarily in equity securities with market capitalizations of more than $1.5 billion at the time of purchase.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser typically regards “stalwart” companies as those displaying some mix of the following characteristics: quality management, meaningful competitive advantage, a business model indicative of potential for good cash flow and a solid balance sheet, and recurring solid growth. The Adviser travels extensively to visit companies and generally expects to meet with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Fund seeks to invest in what the Adviser believes to be the best investments available without regard to benchmark weightings. The Adviser may significantly shift Fund assets between sectors based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors. Notwithstanding such shifts, the Adviser will still, under normal market conditions, invest at least 80% of the Fund’s assets at the time of purchase in equity securities of companies that are domiciled in the United States.

More on The Fund’s Investments and Related Risks

The Fund’s investment objectives and principal investment strategies are described above under “Investment Objective and Principal Investment Strategies”. This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

The Fund’s portfolio managers seek to ensure that investments are compatible with the Fund’s investment objectives and strategies. They use “bottom-up” fundamental analysis to identify companies that they believe have outstanding investment potential. The research process includes prescreening potential investments using databases and industry contacts, analyzing annual reports and financial statements, making onsite visits, meeting with top management, evaluating the competitive environment, looking at distribution channels and identifying areas of potential growth.

RISKS

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on the Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of the Fund. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. For additional information regarding risks of investing in the Fund, please see the SAI.

Risks	Grandeur Peak US Stalwarts Fund
Stock Market Risk	P
Stock Selection Risk	P
Growth Stock Risk	P
Value Investing Risk	P
Small-Cap and Mid-Cap Company Risk	P
Managed Portfolio Risk	P
Early Stage Companies Risk	P
Initial Public Offerings (IPOs) Risk	P
Non-Diversification Risk	P
Sector Weightings Risk	P
Foreign Securities and Foreign Markets Risk	P
Foreign Country Exposure Risk	P
Cybersecurity Risk	NP
New Fund Risk	P

Grandeur Peak Funds | 2019 Prospectus	5

Grandeur Peak Funds

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Small-Cap and Mid-Cap Company Stock Risk. Small- and mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small- and mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. The Fund may invest in early stage companies. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. The Fund may invest in IPOs. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information. Shares purchased in IPOs may be difficult to sell at a time or price that is desirable.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single sector. To the extent the Fund invests in only a few sectors it may have increased relative exposure to the price movements of those sectors.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. Such companies may be negatively impacted by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Emerging and frontier markets have increased risk of political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

6	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds

Cybersecurity failures or breaches by the Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

NON-PRINCIPAL STRATEGIES OF THE FUND

Temporary Defensive Investments

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment means any investment that that the Fund reasonably expects cannot be disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

In October 2016, the SEC adopted a liquidity risk management rule, Rule 22e-4 (the “Liquidity Rule”). The Liquidity Rule requires open-end Funds to establish a liquidity risk management program and enhance disclosures regarding liquidity. As required by the Liquidity Rule, the Fund has implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees, has appointed a Liquidity Risk Management Committee (the “LRM Committee”) as the liquidity risk program administrator of the Liquidity Program. Under the Liquidity Program, the LRM Committee assesses, manages, and periodically reviews each Fund’s liquidity risk and classifies each investment held by each Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interest in the Fund. The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. The impact the Liquidity Rule will have on the Funds is not yet fully known, but the Liquidity Rule could impact the Funds’ performance and their ability to achieve their investment objectives.

Investment Limitations

Except with respect to the illiquid investment restrictions set forth above, all limitations on Fund investments listed in this Prospectus will apply at the time of purchase. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

Portfolio Turnover

The Fund generally intends to purchase securities as long-term investments; however, short-term trading may occur. This means that the Fund may buy a security and sell that security a short period of time after its purchase, and realize gains or losses, if the portfolio managers believe that the sale is in the best interest of the Fund (for example, if the portfolio managers believe an alternative investment has greater potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions and other expenses which could reduce the Fund’s investment performance. In addition, short-term trading may increase the amount of taxable distributions to shareholders which would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income.

Cash Position

The Fund may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual- they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested.

Disclosure Of Portfolio Holdings

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s SAI.

Management

Grandeur Peak Global Advisors, LLC (the “Adviser” or “Grandeur Peak Global Advisors”), subject to the authority of the Fund’s Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in July 2011 and is registered

Grandeur Peak Funds | 2019 Prospectus	7

Grandeur Peak Funds

with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 136 South Main Street, Suite 720, Salt Lake City, Utah 84101.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Grandeur Peak US Stalwarts Fund pays the Adviser an annual management fee of 0.75%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) for the Fund. The Grandeur Peak US Stalwarts Fund will be limited to 1.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) is in effect through August 31, 2021. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.

The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Grandeur Peak US Stalwarts Fund’s Advisory Agreement will be provided in the Fund’s annual report to shareholders for the period ended April 30, 2020.

The Portfolio Managers

The Fund is managed with a collaborative team approach that utilizes the skills and insights of the entire research team. Trades may be initiated by any of the portfolio managers or analysts on the team, but each of the named portfolio managers is jointly and primarily responsible for the day-to-day oversight and management of the Fund. The Guardian Portfolio Manager’s primary responsibility is to provide oversight of the Fund’s investments and allocations at a strategic level, whereas the Lead Portfolio Managers also have the tactical responsibility for selecting and inputting specific trades.

More information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Fund is included in the SAI.

Randy E. Pearce, CFA®, MBA

Mr. Pearce is the Chief Investment Officer of Grandeur Peak Global Advisors. Mr. Pearce has been a lead portfolio manager on the Grandeur Peak US Stalwarts Fund since its inception in 2020, a portfolio manager for the Grandeur Peak Global Reach Fund since its inception in 2013, and a portfolio manager on the Grandeur Peak Global Stalwarts Fund and the Grandeur Peak International Stalwarts Fund since their inception in 2015. Mr. Pearce has been a senior research analyst at Grandeur Peak Global Advisors, with a specialty focus on the financial sector, since the firm’s inception in 2011. Prior to Grandeur Peak, Mr. Pearce was a junior and later senior research analyst at Wasatch Advisors from 2005-2009. He was a financial sector specialist and a general analyst on the Wasatch Strategic Income Fund. In 2010, Mr. Pearce interned at Thornburg Investment Management as a global equities analyst while earning his MBA.

Mr. Pearce has a B.A. in Business Administration from the University of Utah and an MBA from the University of California at Berkeley. He holds the CFA designation. Mr. Pearce speaks Portuguese and lived in Brazil for two years.

Experience
2005 - 2009	Junior and then Senior Research Analyst at Wasatch Advisors
2011 -	Senior Research Analyst at Grandeur Peak Global Advisors
2013 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors
2015 - 2016	Co-Director of Research
2017 -	Chief Investment Officer

Brad C. Barth, MSc

Mr. Barth is Deputy Chief Investment Officer at Grandeur Peak Global Advisors. Mr. Barth has been a lead portfolio manager on the Grandeur Peak US Stalwarts Fund since its inception in 2020, a portfolio manager for the Grandeur Peak Global Reach Fund since 2016, a portfolio manager for the Grandeur Peak International Stalwarts Fund since 2018, a portfolio manager for the Global Stalwarts Fund since 2019, and is also a Sr. Research Analyst at Grandeur Peak Global Advisors with a specialty focus on the financials sector globally.

Mr. Barth joined Grandeur Peak in 2015 from Goldman Sachs, where he was an EMEA financial institutions analyst in the Credit Research Group for four years. In this role, he covered French and Benelux banks during the European sovereign debt crisis.

Mr. Barth graduated with a bachelor’s degree from the University of Utah and received a master’s degree from the London School of Economics. He has taught a graduate-level game theory course at the University of Utah.

Experience
2008 – 2009	Analyst at University Venture Fund
2010 - 2014	Research Analyst at Goldman Sachs
2015 -	Senior Research Analyst at Grandeur Peak Global Advisors
2016 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors
2019 -	Deputy Chief Investment Officer at Grandeur Peak Global Advisors

8	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds

Stuart Rigby, MBA

Mr. Rigby has been a guardian portfolio manager for the Grandeur Peak US Stalwarts Fund since its inception in 2020, a portfolio manager for the Grandeur Peak Global Reach Fund since 2015, a portfolio manager for the Grandeur Peak Emerging Markets Opportunities Fund since 2017 and is also a Sr. Research Analyst at Grandeur Peak Global Advisors with a specialty focus on the technology sector globally. Mr. Rigby joined Grandeur Peak in 2012 after receiving an MBA from Cornell University. During his graduate program he interned at Epic Ventures and Opteris. Prior to that, Mr. Rigby spent two years as a product manager at Alliance Health Networks (social internet) and four years as a software engineer at lntelisum (3D software).

Mr. Rigby graduated Magna Cum Laude from Westminster College with a BS in Computer Science and minors in Spanish & Economics. He earned an MBA from Cornell University with an emphasis in Finance and Private Equity.

Experience
2004 - 2008	Software Engineer at lntelisum
2008 - 2010	Product Manager at Alliance Health Networks
2010 - 2012	Internships at Epic Ventures & Opteris
2012 -	Senior Research Analyst at Grandeur Peak Global Advisors
2015 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors

THE SENIOR INVESTMENT TEAM

The Senior Investment Team is comprised of the portfolio managers previously listed above as well as the following individuals:

Blake H. Walker

Mr Walker is a portfolio manager for several of the Grandeur Peak Funds. Mr. Walker is also the Chief Executive Officer of Grandeur Peak Global Advisors.

Before co-founding Grandeur Peak Global Advisors in 2011, Mr. Walker was a portfolio manager co-managing two funds at Wasatch Advisors. Mr. Walker joined the research team at Wasatch Advisors in 2001 and launched his first fund, the Wasatch International Opportunities Fund (WAIOX) in 2005. He teamed up with Mr. Gardiner in 2008 to launch the Wasatch Global Opportunities Fund (WAGOX). Mr. Walker has a B.S. in Accounting from Brigham Young University. He is originally from Toronto, Canada. Mr. Walker speaks French and lived in France for two years.

Experience
2001 - 2005	Analyst on the Wasatch Micro Cap Fund (WMICX) and the Wasatch International Growth Fund (WAIGX)
2005 - 2011	Founder and Lead Manager of the Wasatch International Opportunities Fund (WAIOX)
2008 - 2011	Founder and Co-Manager of the Wasatch Global Opportunities Fund (WAGOX) Investment Officer, Grandeur Peak
2011 - 2016	Chief Investment Officer of Grandeur Peak Global Advisors
2011 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors
2017 -	Chief Executive Officer of Grandeur Peak Global Advisors

Robert T. Gardiner, CFA®

Mr. Gardiner is a portfolio manager on several of the Grandeur Peak Funds. Mr. Gardiner is also Chairman of Grandeur Peak Global Advisors.

Before founding Grandeur Peak Global Advisors in 2011, Mr. Gardiner had been a senior partner, principal shareholder and portfolio manager at Wasatch Advisors, Inc. Mr. Gardiner has been in the Investment Management industry since 1981 and involved in managing equity portfolios since 1986. Mr. Gardiner was a Director of Wasatch Advisors and a member of its Executive Management Team from 1994 to 2007.

Mr. Gardiner graduated Magna Cum Laude from the University of Utah with a B.A. in Physics, a B.S. in Mathematics, and minors in Chemistry and French. He speaks French and lived in France for two years. Mr. Gardiner holds the Chartered Financial Analyst designation and is a member of the Salt Lake City Society of Financial Analysts.

Experience
1986 - 1995	Analyst and Investment Committee member for the Wasatch Small Cap Growth (WAAEX) and Wasatch Core Growth (WGROX) funds.
1995 - 2006	Founder and Lead Manager of the Wasatch Micro Cap Fund (WMICX)
1997 - 2001	Founder and Co-Manager of the Wasatch Small Cap Value Fund (WMCVX)
2003 - 2004	Founder and Co-Manager of the Wasatch Micro Cap Value Fund (WAMVX)
2005 - 2007	Wasatch Advisors Director of Research
2008 - 2011	Founder and Lead Manager of the Wasatch Global Opportunities Fund (WAGOX)
2011 - 2016	Chairman, CEO & Director of Research at Grandeur Peak Global Advisors
2011 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors
2017 -	Chairman of Grandeur Peak Global Advisors

Mark Madsen, CFA®, MAcc

Mr. Madsen is a portfolio manager for other Grandeur Peak Funds. Mr. Madsen is also a Sr. Research Analyst with a specialty focus on the industrials, energy & materials sectors globally.

Mr. Madsen joined Grandeur Peak in 2016 following four years working as a Senior Equity Analyst in a family office. Mr. Madsen has been a research analyst since 2004, when he began his career at Wasatch Advisors. Mr. Madsen began as a junior analyst and was later promoted to a senior research analyst, working on the Wasatch Small Cap Value Fund (WMCVX). He developed an expertise in Energy, Industrials and Finance.

Grandeur Peak Funds | 2019 Prospectus	9

Grandeur Peak Funds

Mr. Madsen left Wasatch to found Red Desert Capital in Las Vegas, NV. As Founder and Portfolio Manager, Mr. Madsen successfully launched a concentrated portfolio based on a bottom-up fundamental value investment strategy. Mr. Madsen was recruited by a client to manage a family office in St. George, Utah. There he developed an all-cap equity portfolio, managed an income portfolio and was responsible for tracking and evaluating third-party managed accounts.

Mr. Madsen graduated from Brigham Young University with a B.S. and Masters in Accounting. He holds the CFA designation.

Experience
2004 – 2008	Junior & Senior Equities Analyst at Wasatch Advisors
2008 - 2011	Portfolio Manager at Red Desert Capital
2011 - 2015	Senior Equity Analyst at G-Enterprises
2016 -	Senior Research Analyst at Grandeur Peak Global Advisors
2016 -	Portfolio Manager on various funds at Grandeur Peak Global Advisors

Amy Hu Sunderland, CFA®

Ms. Sunderland is a portfolio manager for other Grandeur Peak Funds and has been a senior research analyst at Grandeur Peak Global Advisors, with a specialty focus on the consumer sector, since the firm’s inception in 2011. Prior to Grandeur Peak, Ms. Sunderland was a junior and later senior research analyst at Wasatch Advisors from 2003-2011. She was a general analyst on the Wasatch Small Cap Growth Fund, the Wasatch Micro Cap Fund, and the Wasatch Global Opportunities Fund, as well as a consumer sector specialist. Before Wasatch, Ms. Sunderland worked on the Goldman Sachs Private Wealth Management Team.

Ms. Sunderland graduated Magna Cum Laude in the top 1% of her class from the University of Utah where she earned a B.S. in Finance and Business Information Systems. Ms. Sunderland was selected as the Outstanding Finance Scholar of the Year by the dean, and a Coca-Cola Scholar. Ms. Sunderland was born in China and is fluent in Mandarin Chinese.

Experience
2003 - 2011	Junior and then Senior Research Analyst at Wasatch Advisors
2011 -	Senior Research Analyst at Grandeur Peak Global Advisors
2013 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors

Liping Cai, CFA®, MS, MBA

Ms. Cai has been a portfolio manager for other Grandeur Peak Funds, and is also a Sr. Research Analyst at Grandeur Peak Global Advisors, with a specialty focus on the health care sector globally. Ms. Cai joined Grandeur Peak in 2013. She spent the previous six years on the equity research team at William Blair & Company specializing in the healthcare, retail, and the real estate sectors, and most recently heading up the firm’s China-based research team. From 1999-2006, Ms. Cai worked in the healthcare field for Fair Isaac Corporation (Health Care Strategy Consultant), Abbott Laboratories (Senior Market Analyst), Biogen Idec (Summer Marketing Associate), and Genentech, now Roche (Research Associate).

Ms. Cai earned a BS degree in Biological Sciences and Biotechnology from Tsinghua University in Beijing, a MS degree in Chemistry and Biochemistry on full scholarship from the University of Delaware, and an MBA in Finance and Health Industry Management from Northwestern University. Ms. Cai’s academic work in the healthcare field has been published in a variety of publications.

Experience
1999 - 2006	Fair Isaac Corp, Abbott Laboratories, Biogen Idec, & Genentech
2006 - 2012	Equity Research at William Blair & Company, heading up China-based research team
2013 -	Senior Research Analyst at Grandeur Peak Global Advisors
2015 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors

Juliette Douglas

Ms. Douglas has been a portfolio manager for the Grandeur Peak Global Reach Fund since 2018 and is also a Sr. Research Analyst at Grandeur Peak Global Advisors with a specialty focus on the Technology sector globally. Before becoming a research analyst, Ms. Douglas worked as a global equities trader and was a member of the operations team.

Before joining Grandeur Peak Global Advisors in 2013, Ms. Douglas was a Financial Analyst at Adidas in Portland, Oregon. Previously, Ms. Douglas spent four years in various roles on the operations team at Wasatch Advisors, including her final role as Senior International Trade Analyst.

Ms. Douglas graduated Cum Laude from Westminster College earning a BS in Business with a concentration in Finance.

Experience
2005 - 2009	Operations Team at Wasatch Advisors
2009 - 2013	Financial Analyst at Adidas
2013 - 2015	Global Equities Trader, Operations Team and Director of Research Team at Grandeur Peak Global Advisors
2016 -	Research Analyst at Grandeur Peak Global Advisors
2018 -	Portfolio Manager, Global Reach Fund

Keefer Babbitt, CFA®

Mr. Babbitt is an associate portfolio manager on other Grandeur Peak Funds, and is also a senior research analyst with a specialty focus on the Energy, Materials, and Industrials sectors globally. Mr. Babbitt has been a research analyst at Grandeur Peak Global Advisors since 2012.

Mr. Babbitt graduated Magna Cum Laude from the University of Utah with a BS in Finance. He was the President of the University of Utah Finance Club and Treasurer at Beta Theta Pi. Mr. Babbitt holds the Chartered Financial Analyst designation.

10	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds

Experience
2012 - 2019	Research Analyst at Grandeur Peak Global Advisors
2019 -	Associate Portfolio Manager, Grandeur Peak Global Contrarian Fund, and Senior Research Analyst at Grandeur Peak Global Advisors

Robert S. Green, CFA®, MSF

Mr. Green has been a quantitative research analyst at Grandeur Peak Global Advisors since 2011. In 2013 he also became the Assistant Director of Research. In 2017, he became Director of Research at Grandeur Peak Global Advisors. Mr. Green was a research assistant and then a quantitative portfolio analyst at Wasatch Advisors from 2006-2011. He worked across the entire research team, as well as having specific roles on the Wasatch Global Science & Technology Fund WAGTX) and the Wasatch Global Opportunities Fund WAGOX). Prior to Wasatch, Mr. Green worked as an associate on the University Venture Fund at the University of Utah.

Mr. Green graduated Summa Cum Laude from Westminster College in Salt Lake City, UT with a B.S. in Business Finance and a Minor in Economics. He received a Master of Science in Finance from The University of Utah. Mr. Green holds the CFA designation.

Experience
2006 - 2011	Research Assistant and then Quantitative Portfolio Analyst at Wasatch Advisors
2011 -	Quantitative Analyst at Grandeur Peak Global Advisors
2013 - 2016	Assistant Director of Research at Grandeur Peak Global Advisors
2017 -	Director of Research at Grandeur Peak Global Advisors

Administrator, Transfer Agent and Distributor

ALPS Fund Services, Inc. serves as the Fund’s administrator, fund accounting agent and transfer agent, and ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

Buying, Exchanging and Redeeming Shares

Classes of Shares

The Fund currently offers Institutional Class shares.

Investment Minimums

The minimum initial investment is $2,000 for each account, or $1,000 if an Automatic Investment Program is established; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent investment minimum.

The Fund reserves the right to waive or change minimum and additional investment amounts. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums. Employees of the Adviser and their extended families are not subject to any initial or subsequent investment minimums.

TYPES OF ACCOUNT OWNERSHIP

Please refer to www.grandeurpeakglobal.com or an account application for specific requirements to open and maintain an account.

Individual or Joint Ownership

Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust

An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

Business Accounts

Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

Tax-Advantaged Accounts

Please refer to the account application for specific requirements to open and maintain an account. Certain tax-advantaged accounts can only be opened and maintained via written request. Please contact a shareholder services representative for more information.

If you are eligible, you may set up one or more tax-advantaged accounts. A tax-advantaged account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-advantaged accounts that may be opened directly with the Fund are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-advantaged account.

Investing for Your Retirement

Please visit www.grandeurpeakglobal.com or call a shareholder services representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59-1/2 or used for a non-qualifying purpose.

Traditional and Roth IRAs

Both traditional and Roth IRAs allow most individuals with earned income to contribute up to the lesser of $6,000($7,000 for an individual who is at least 50 years old) or 100% of compensation for calendar year 2019).

Simple IRA

A SIMPLE IRA allows employees and employers to contribute to traditional IRAs set up for employees.

Grandeur Peak Funds | 2019 Prospectus	11

Grandeur Peak Funds

Simplified Employee Pension (“SEP”) IRA

A SEP IRA allows small business owners (including sole proprietors) to make tax deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA to be set up for each SEP participant.

There is an annual pass through IRA maintenance fee of $10.00 that is charged by the IRA custodian on a per-account basis. The fee is capped at $25.00 per social security number, per account type. This fee may be paid by the Adviser.

Accounts for the Benefit of a Child

Custodial Accounts (UGMA or UTMA)

An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account (ESA)

A Coverdell ESA is an account created as an incentive to help parents and students save for education expenses.

BUYING SHARES

In order to buy, redeem or exchange shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents. Certain tax-advantaged accounts can only be opened and maintained via written request. Please contact a shareholder services representative for more information.

Payment must be in U.S. dollars by a check drawn on a bank in the United States, wire transfer or electronic transfer. The Fund will not accept cash, traveler’s checks, starter checks, money orders, third party checks (except for properly endorsed IRA rollover checks), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Shares purchased by checks that are returned will be canceled and you will be liable for any losses or fees incurred by the Fund or its agents, including bank handling charges for returned checks. When purchasing shares, your request will be processed at the first NAV calculated after your purchase request is determined to be in good order. For wire purchases, the wire transfer must be received before the purchase request is deemed to be in good order.

In-Kind Purchases

You may contact the Fund to request a purchase of Fund shares using securities you own. The Fund reserves the right to refuse or accept such requests in whole or in part. In-kind purchases may be taxable events and may result in the recognition of gain or loss for federal income tax purposes.

Online at www.grandeurpeakglobal.com

You may open a new Fund account, or you may buy shares in an existing Fund account. Federal regulations may require the Fund to obtain your name, your date of birth, your residential address or principal place of business and mailing address as well as your taxpayer identification number at the time you open your account. Applications without this information may not be accepted. To the extent permitted by law, the Fund reserves the right to place limits on transactions in your account until your identity is verified.

You can elect to have funds electronically transferred from your designated bank account. A real-time confirmation of your transaction will be provided via www.grandeurpeakglobal.com.

By Telephone

For an existing account, you may purchase shares in your account by calling a shareholder services representative at 855-377-PEAK(7325) during normal business hours to place a trade. Such investments will be made via an electronic transfer from your designated bank account.

You may add to your account via electronic funds transfer. If an electronic funds transfer cannot be processed due to insufficient funds, your account may be charged a service fee (currently $20.00).

You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a shareholder services representative.

By Mail/In Writing

To open your Fund account, complete and sign the appropriate application, which can be found at www.grandeurpeakglobal.com or by calling shareholder services at 855-377-PEAK(7325). Make your check payable to the Fund or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application. Be sure to note in which Fund you would like the investment to be made.

Regular Mail: Grandeur Peak Funds P.O. Box 13664 Denver, CO 80201	Overnight Address: Grandeur Peak Funds 1290 Broadway, Suite 1000 Denver, CO 80203

To buy additional shares, send your check and written instructions to the address listed above. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution.

The Fund does not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Grandeur Peak Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

12	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds

By Automated Investments

To buy additional shares through the Automatic Investment Program, you select the frequency with which your money will be electronically transferred from your bank account to your Fund account. Certain tax-advantaged accounts are not eligible for automated investments.

When purchasing shares through the Automatic Investment Program, if no date is specified on your application, investments will be made on the 15th of each month. Your first automatic investment may take up to two weeks to establish. If the balance in the account you are buying into falls to zero as the result of a redemption or exchange, your Automatic Investment Program will be discontinued.

We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase shares of the Fund by submitting good funds via another method accepted by the Fund (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request. Wire fees may be charged.

By Broker/Intermediary

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides record keeping and consulting services to 401(k) plans or other employee benefit plans (an “Intermediary”). Intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Intermediaries may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Therefore, it may cost more for you to purchase shares through an Intermediary than to purchase shares directly from the Fund. An Intermediary, rather than you as its customer, may be the shareholder of record of your shares. In general, purchase or redemption requests made through an Intermediary will be priced based on the net asset value next calculated after receipt of the request by the Intermediary, even if the Intermediary submits such requests to the Fund after such net asset value has been calculated. The Fund is not responsible for the failure of any Intermediary to carry out its obligations to its customers. Contact the financial intermediary or refer to its plan documents for instructions on how to purchase, exchange or redeem shares through that intermediary.

Investors may be charged a fee if they effect transactions through broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

Networking, Sub-Accounting and Administrative Fees

Select financial intermediaries may enter into arrangements with the Fund, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Fund. These activities are routinely processed through the National Securities Clearing Corporation’s Fund/SERV and Trust Networking systems or similar systems. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from the Fund. Any such compensation by the Fund to these select financial intermediaries for the aforementioned services is in addition to, and distinct from, any Rule 12b-1 related services provided to Fund shareholders.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates may enter into arrangements to make payments for additional activities to select financial intermediaries intended to result in the sale of Fund shares and/or other shareholder servicing activities out of the Adviser’s own resources (which may include profits from providing advisory services to the Fund). These payments are often referred to as “revenue sharing payments” and the revenue sharing payment amounts generally vary by financial intermediary. The aggregate amount of the revenue sharing payments are determined by the Adviser and may be substantial. Revenue sharing payments create no additional cost to the Fund or its shareholders.

In-Kind Purchases

The Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund. In-kind purchases may be taxable events and may result in the recognition of gain or loss for federal income tax purposes.

EXCHANGING SHARES

If you have held your shares in the Fund for at least seven days, you may exchange those shares for shares of any of the following funds (each, a “Grandeur Peak Fund”), if such Grandeur Peak Fund is available for sale in your state and meets the investment criteria of the investor:

●	Grandeur Peak Emerging Markets Opportunities Fund

●	Grandeur Peak Global Micro Cap Fund

●	Grandeur Peak Global Opportunities Fund

●	Grandeur Peak Global Reach Fund

●	Grandeur Peak Global Stalwarts Fund

●	Grandeur Peak International Opportunities Fund

●	Grandeur Peak International Stalwarts Fund

●	Grandeur Peak Global Contrarian Fund

Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired. The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold.

Grandeur Peak Funds | 2019 Prospectus	13

Grandeur Peak Funds

If you are an existing shareholder of any Grandeur Peak Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

You may also transfer between classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer.

Online at www.grandeurpeakglobal.com

Exchanges may be made online via www.grandeurpeakglobal.com. A real-time confirmation of your transaction will be provided via www.grandeurpeakglobal.com.

By Telephone

For an existing account, you may exchange shares in your account in amounts up to $50,000 ($100,000 for corporate accounts) by calling a shareholder services representative 855-377-PEAK(7325) if you did not decline the telephone redemption privilege when establishing your account.

By Systematic Exchange

You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month. For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 15th of each month. If the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

By Broker/Intermediary

Exchanges, like purchases and redemptions, may also be effected through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the exchange of shares.

Additional Information About Exchanges

An exchange represents the sale of shares from one Fund and the purchase of shares of the other Fund. This may produce a taxable gain or loss in your non-tax-advantaged account. If you exchange shares within 60 calendar days from their date of purchase, you may be subject to the redemption fee as described in this Prospectus in “Redemption Fees” below. Transfers between classes of a single Fund are generally not considered a taxable transaction.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, the Fund reserves the right to impose such a limitation. Call or write the Fund for further details.

REDEEMING SHARES

Redemption requests for over $50,000 ($100,000 for corporate accounts) must be made in writing and a Medallion Signature Guarantee is required. All redemption requests made within 30 days of an address change or a bank account change must be made in writing and require a Medallion Signature Guarantee. Redemptions made within 60 days of purchase must be made in writing and require a Medallion Signature Guarantee.

The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

It is anticipated that the Fund will meet redemption requests through the sale of portfolio assets or from its holdings in cash or cash equivalents. The Fund may use the proceeds from the sale of portfolio assets to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed or abnormal market conditions, including circumstances adversely affecting the liquidity of the Fund’s investments, in which case the Fund may be more likely to be forced to sell its holdings to meet redemptions than under normal market conditions. The Fund reserves the right to redeem in kind. Redemptions in kind typically are used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to limit the impact of a large redemption on the Fund and its remaining shareholders. Redemptions in kind may be used in normal as well as in stressed market conditions. The Fund may also borrow, or draw on lines of credit that may be available to the Fund individually or to the Trust, in order to meet redemption requests during stressed market conditions. Under the 1940 Act, the Fund is limited as to the amount that it may borrow and accordingly, borrowings (including those made under a line of credit) might be insufficient to meet redemption requests.

Online at www.grandeurpeakglobal.com

Redemptions may be made online via www.grandeurpeakglobal.com.

By Telephone

For an existing account you may redeem shares in your account in amounts up to $50,000 ($100,000 for corporate accounts) by calling a shareholder services representative at 855-377-PEAK(7325) if you did not decline the telephone redemption privilege when establishing your account.

14	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds

By Mail/In Writing

To redeem shares by mail, please send written instructions to the address listed below. Please call a shareholder services representative for further details. Be sure to note from which Fund you would like to make the redemption.

Regular Mail: Grandeur Peak Funds P.O. Box 13664 Denver, CO 80201	Overnight Address: Grandeur Peak Funds 1290 Broadway, Suite 1000 Denver, CO 80203

By Systematic Redemption

This program allows you to sell shares worth a specific dollar amount from your Fund account on a monthly, quarterly or annual basis. The minimum systematic redemption is $50. Although there is no charge to shareholders for using this systematic withdrawal plan, your Fund account balance must be at least $10,000 at the time you begin participation in the plan. If no date is specified on your request, systematic redemptions will be made on or about the 15th of each month. If the day falls on a weekend or legal holiday, the distribution will be made on the next business day.

You may terminate the systematic withdrawal plan at any time without charge or penalty. If the balance in the Fund account you are selling from falls to zero, your systematic withdrawal plan will be discontinued. If your balance is below the systematic withdrawal amount, the entire balance will be distributed and the plan will be discontinued. The Fund may terminate or modify the plan after 60 days’ written notice to shareholders.

By Broker/Intermediary

Redemptions, like purchases and exchanges, may also be effected through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by electronic funds transfer to a bank account designated on your application. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank when shareholder payment instructions are followed.

Redemptions In-Kind

The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it in the best interests of all shareholders, and determines that the redeeming shareholder will not be favored over remaining shareholders, the Fund may pay redemption proceeds to the redeeming shareholder in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations. Securities used to redeem Fund shares will be valued as described in “SHARE TRANSACTIONS – HOW FUND SHARES ARE PRICED” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Redemption Fees

If you sell or exchange your shares after holding them 60 days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

●	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;

●	Redemptions related to a disability as defined by Internal Revenue Service requirements;

●	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;

●	Redemptions due to divorce for shares transferred pursuant to a divorce decree;

●	Redemptions of shares through a systematic withdrawal plan;

●	Broker-dealer sponsored wrap program accounts and/ or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;

●	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;

●	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;

●	Rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund, including transfers between share classes;

●	Redemptions in-kind;

●	Redemptions due to reinvestment of dividends and/or capital gains;

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●

Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of the Fund by the Board of Trustees;

●

Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;

●

Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and

●	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase, exchange or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. The redemption fee may be waived in cases where the nature of the transaction or circumstances do not pose risks to the policy and procedures to prevent market timing. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

Share Transactions

SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS

The Fund has a $1,000 account minimum, except UTMA/UGMA and Coverdell accounts which have a $100 minimum. The Fund may require mandatory redemption of shares in accounts that fall below the minimum requirement. The Fund may also adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

SHARE CERTIFICATES

The Fund does not issue share certificates.

FREQUENT PURCHASES AND SALES OF FUND SHARES

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases, exchanges and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. The Fund may also refuse purchase and exchange transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase or exchange in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases, exchanges and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

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VERIFICATION OF ACCOUNTING STATEMENTS

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

INSUFFICIENT FUNDS POLICY

The Fund reserves the right to cancel a purchase if a check or electronic funds transfer does not clear your bank. The Fund may charge your account a $20 fee, and you will be responsible for any losses or fees imposed by your bank and any losses that may be incurred by the Fund as a result of the canceled purchase. If you are already a shareholder in the Fund, the Fund may redeem shares in your account(s) to cover losses due to fluctuations in share price.

CLOSING OR REOPENING THE FUND

The Adviser may recommend that the Fund take action to periodically close (“hard close”) or limit inflows into (“soft close”) the Fund to protect the integrity of the Fund’s investment strategy or objective. Hard closing or soft closing the Fund can be an important component of portfolio management, particularly for the Fund that primarily invests in smaller companies. The Adviser believes that closing the Fund or restricting inflows through some or all channels from time-to-time is in the best interest of Fund shareholders. Conversely, when the assets of a closed or restricted Fund are at a level that the Adviser believes assets could be invested without impairing the Fund, the Adviser may recommend that the Fund be reopened. The Adviser retains the ability, subject to the oversight of the Board, to make exceptions to any action taken to close or limit inflows into the Fund.

HOW THE FUND IS CLOSED OR REOPENED

Fund closings or reopenings will be posted on the Fund’s website at www.grandeurpeakglobal.com. The Adviser will make every effort to post information related to Fund closings at least two weeks prior to the effective date of the closing.

Each change in the Fund’s status also will be filed electronically with the SEC. Please see “ADDITIONAL INFORMATION ABOUT THE FUND – HOW TO OBTAIN ADDITIONAL INFORMATION” about how to view or obtain copies of documents filed with the SEC.

HOW FUND SHARES ARE PRICED

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

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Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

Effective May 11, 2018, if you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.

MEDALLION SIGNATURE GUARANTEE

A Medallion Signature Guarantee assures that a signature is genuine. It is intended to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee is required if any of the following is applicable:

●	You request a redemption by check above $50,000 ($100,000 for corporate accounts);

●	You would like a check made payable to anyone other than the shareholder(s) of record.

●	You would like a redemption made within 30 days of an address change.

●	You would like a redemption of shares purchased within the prior 90 days from a new bank account or updated bank account, regardless of payment instructions.

●	You would like a check mailed to an address other than the address of record.

●	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

●	It does not appear valid or in good form.

●	The transaction amount exceeds the surety bond limit of the signature guarantee.

●	The guarantee stamp has been reported as stolen, missing or counterfeit.

HOW TO OBTAIN A MEDALLION SIGNATURE GUARANTEE

Medallion Signature Guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the New York Stock Exchange. Call your financial institution to see if it participates in a medallion program.

A Medallion Signature Guarantee may not be provided by a notary public.

Dividends and Distributions

The Fund normally pays income dividends and distribute capital gains, if any, on an annual basis. As regulated investment companies (“RICs”), the Fund is required to pay out substantially all of its income and capital gains on at least an annual basis to avoid double-taxation of its earnings.

Income dividend distributions are derived from interest and other income the Fund receives from its collateral holdings and include distributions of short-term capital gains. Such income is netted with Fund expenses to determine the income dividend.

The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made. Distribution checks will only be issued for payments greater than $25.00. Distributions will automatically be reinvested in shares of the fund(s) generating the distribution if under $25.00. Un-cashed distribution checks will be cancelled and proceeds reinvested at the then current net asset value, for any shareholder who chooses to receive distributions in cash, if distribution checks: (1) are

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returned and marked as “undeliverable” or (2) remain un-cashed for six months after the date of issuance. If distribution checks are canceled and reinvested, your account election may also be changed so that all future distributions are reinvested rather than paid in cash. Interest will not accrue on uncashed distribution checks.

Taxes

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign, state or local tax consequences. For purposes of this discussion, U.S. persons are:

●	U.S. citizens or residents;

●	U.S. corporations;

●	an estate whose income is subject to U.S. federal income taxation regardless of its source; or

●

a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non- financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “TAXES – Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a “regulated investment company” and thus do not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intends to meet certain distribution requirements such that neither Fund is subject to U.S. federal income tax in general. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion is based on the assumption that the Fund will qualify under Subchapter M of the Code as RICs and will satisfy these distribution requirements. There can be no guarantee that this assumption will be correct.

TAXATION OF FUND DISTRIBUTIONS

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to the shareholders. Distributions of net capital gains that are properly designated by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Fund does not expect a significant portion of its distributions to derive from “qualified dividend income,” which would be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends they receive from the Fund to the extent such dividends are received by the Fund from a domestic corporation, and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends. For a corporate shareholder to receive this deduction, certain holding period requirements apply. The dividends-received deduction is also reduced for dividends on certain debt-financed portfolio stock.

The Fund may realize long-term capital gains when it sells or redeems an investment that it has owned for more than one year and when it receives capital gain distributions from exchange-traded funds (“ETFs”) in which the Fund owns investments. The Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less. The Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund and from other sources.

Some of the Fund’s investments, such as certain option transactions and certain futures transactions, may be “section 1256 contracts.” Section 1256 are “marked to market.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital (with certain exceptions).

The maximum long-term capital gain rate applicable to individuals and other noncorporate shareholders is currently 20% in addition to the 3.8% surtax on net investment income described below. For more information, see the SAI under “FEDERAL INCOME TAXES – Taxation of Fund Distributions.”

Distributions of earnings are taxable whether or not a shareholder receives them in cash or reinvests them in additional shares. If a distribution of earnings is made shortly after a shareholder purchases shares of the Fund, while in effect a return of capital, the dividend or distribution is still taxable. A shareholder can avoid this, if they choose, by investing after the Fund has paid a dividend.

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REDEMPTION OF FUND SHARES

Redemption of Fund Shares

A shareholder’s redemption of Fund shares will generally result in taxable gain (if positive) or loss (if negative) in an amount equal to (i) the amount realized, reduced by (ii) the shareholder’s adjusted tax basis in the Fund redeemed A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between (i) the aggregate fair market value of the securities received plus the amount of any cash received (net of any applicable fees), and (ii) the shareholder’s adjusted basis in the shares redeemed.

Any capital gain or loss realized upon the redemption of shares of the Fund is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long-term loss. The deductibility of capital losses is subject to significant limitations.

Any loss realized on a redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when such a loss might be deductible. For more information, see the SAI under “FEDERAL INCOME TAXES –Sale or Redemption of Shares.”

TAXATION OF CERTAIN INVESTMENTS

The Fund may, at times, buy debt obligations at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, any original issue discount inherent in such investments will be included in the Fund’s ordinary income to the extent required by applicable law. Even though payment of that amount is not received until a later time and will be subject to the risk of nonpayment, it will be distributed to shareholders as taxable dividends. The Fund may also buy debt obligations in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

If the Fund invests in stock of a real-estate investment trust (a “REIT”), the Fund may be eligible to pay “section 199A dividends” to its shareholders with respect to certain dividends received by it from its investment in REITs. Section 199A dividends are taxable to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that certain holding period requirements and other conditions are satisfied.

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes paid by the Fund, although it is possible that the Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Fund makes no assurances regarding their ability or willingness to so elect. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. For more information, see the SAI under “FEDERAL INCOME TAXES – Special Tax Considerations.”

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer, and to the undistributed net investment income of a trust or estate, to the extent that the taxpayer recognizes gross income (as adjusted) in excess of a certain amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in the Fund. For information regarding the surtax on net investment income, see the SAI under “FEDERAL INCOME TAXES – Surtax on Net Investment Income.”

Cost Basis Reporting

The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders (other than shareholders who hold their shares through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account) the cost basis information for Fund shares purchased on or after January 1, 2012, and subsequently sold or redeemed.

If a shareholder does not make a timely election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situations.

BACKUP WITHHOLDING

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 24% for tax years beginning before January 1, 2026. For more information regarding backup withholding, see the SAI under “FEDERAL INCOME TAXES – Backup Withholding.”

FOREIGN ACCOUNTS

Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares. This withholding tax generally may be avoided if the financial institution that maintains the

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account satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “FEDERAL INCOME TAXES – Foreign Accounts.”

For more information, see the SAI under “FEDERAL INCOME TAXES.” You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Financial Highlights

Because the Fund has not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Fund.

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Additional Information About The Fund

SHAREHOLDER REPORTS

Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the Fund’s performance.

STATEMENT OF ADDITIONAL INFORMATION

The statement of additional information (SAI) provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus. The SAI is not distributed to shareholders. The latest version is available at www.grandeurpeakglobal.com.

HOUSEHOLDING RELATIONSHIPS

The Fund sends one financial report and Prospectus for everyone at the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

HOW TO OBTAIN ADDITIONAL INFORMATION

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at 855-377-PEAK(7325), by writing the Fund at P.O. Box 13664, Denver, CO, 80201, or by calling your financial consultant. This information is also available free of charge on the Fund’s website at www.grandeurpeakglobal.com.

Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov

SHAREHOLDER SERVICES CONTACT INFORMATION

Phone:	855-377-PEAK(7325) (Monday – Friday, 7:00 a.m. – 6:00 p.m. Mountain time)
E-mail:	grandeurpeakglobal@alpsinc.com
Mail:	P.O. Box 13664 Denver, CO 80201

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell its shares.

(Investment Company Act file no. 811-8194)

December 23, 2019

STATEMENT OF ADDITIONAL INFORMATION

Ticker
Name of Fund	Institutional Class
Grandeur Peak US Stalwarts Fund	GUSYX

P.O. Box 13664

Denver, CO 80201

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Institutional Class Shares (the "Shares") of the Fund listed above, which is a separate series of Financial Investors Trust, a Delaware statutory trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own investment objective and policies. This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's current prospectus dated December 23, 2019, as supplemented from time to time (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Fund at the address listed above, or by calling the Fund's transfer agent at 855-377-PEAK(7325). The Fund's most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This Statement of Additional Information (the “SAI”) includes information about one series of the Trust, the Grandeur Peak US Stalwarts Fund (the “Fund”). The Fund is a series of the Trust, an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

The Fund is advised by Grandeur Peak Global Advisors, LLC, (the “Adviser”).

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. The Fund is classified as non-diversified.

What are the Fund’s Investment Objectives?

The Fund seeks long-term growth of capital.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in the Prospectus.

The Trust’s Board of Trustees (the “Board”) may change this objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

Investment Strategies and Risks

The Fund’s principal investment strategies and the risks associated with those strategies are described in the Prospectus. The following section describes in greater detail than the Prospectuses, the Fund’s investment strategies and the associated risks.

Borrowing to Purchase Securities (Leveraging). The Fund may use leverage, that is, borrow money to purchase securities. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the borrowing costs (including interest), the net asset value of the Fund will rise. On the other hand, if the investment gains fail to cover the borrowing costs or if there are losses, the net asset value of the Fund will decrease.

The 1940 Act requires borrowings to have 300% net asset coverage, which means, in effect, that the Fund would be permitted to borrow up to an amount equal to one-third of the value of its total assets. If the Fund fails to meet this asset coverage test for any reason including adverse market conditions, it will be required to reduce borrowings within three business days to the extent necessary to meet the test. This requirement may make it necessary to sell a portion of the Fund’s securities at a time when it is disadvantageous to do so. The amount the Fund can borrow may also be limited by applicable margin limitations of the Federal Reserve Board. Briefly, these provide that banks subject to the Federal Reserve Act may not make loans for the purpose of buying or carrying margin stocks if the loan is secured directly or indirectly by a margin stock, to the extent that the loan is greater than the maximum loan value of the collateral securing the loan.

Despite the potential risks of leveraging, the Adviser believes there may be times when it may be advantageous to the Fund to borrow to make investments. For example, when a portfolio manager perceives unusual opportunities in the market or in a particular sector, the portfolio manager may want to be more than 100% invested. Borrowing may also be considered when stock prices and trading volume are not favorable for securities a portfolio manager wants to sell, but stock prices and trading volume are favorable for securities the portfolio manager wants to buy. In these situations, which arise infrequently, borrowing may allow a portfolio manager to take advantage of favorable opportunities to purchase desired securities without having to sell securities at unfavorable prices.

Convertible Securities. The Fund may invest in convertible securities. These are generally bonds or preferred stocks that are convertible into a corporation’s common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk of loss of principal than the corporation’s common stock.

In selecting convertible securities for the Fund, the Adviser will consider, among other factors: its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

Capital appreciation for the Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund. Convertible securities may have mandatory sinking fund provisions prior to maturity, a negative feature when interest rates decline.

Refer to Appendix A for a description of preferred stock and long- and short-term debt ratings.

Corporate Bonds. The Fund may invest in corporate bonds that are rated, at the time of purchase, in the four highest categories by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service, Inc., a division of McGraw-Hill Companies, Inc. (“S&P”) or other nationally recognized rating agencies or unrated securities deemed by the Adviser to be of comparable quality. The Fund may also invest in corporate bonds that are lower rated (Moody’s Ba or lower or S&P BB or lower). These lower rated bonds are also known as “non-investment grade debt securities” or “junk bonds.” See Appendix A for a description of ratings on investment grade and non-investment grade debt securities.

Derivatives. The Fund may use derivatives, such as futures, options, options on futures, and forward foreign currency exchange contracts. A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in one or more securities, currencies, indices or other assets. The Fund may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Fund may also use derivatives for non-hedging (speculative) purposes including to enhance the Fund’s returns. The Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. These risks are heightened when the management team uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. In addition, certain derivatives have the potential for unlimited losses regardless of the size of the initial investment. Derivatives also involve the risk of mispricing or improper valuations (particularly, for non-standardized contracts) and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices. Derivatives may also be less liquid and may be difficult or impossible to sell or terminate at a desirable time or price. Derivatives may also involve credit risk which is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. Use of derivatives may also increase the amount and affect the timing and character of taxes payable by shareholders. The Fund may lose money on derivatives or may not fully benefit on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The Fund’s ability to benefit from derivatives is largely dependent on the Adviser’s ability to use such strategies successfully.

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to: (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

For more information about the various types of derivatives, see the sections in this SAI discussing such securities including Futures Contracts; Put and Call Options and Options and Futures Relating to Foreign Currencies.

Futures Contracts. The Fund may enter into futures contracts. Futures contracts are standardized, exchange-traded contracts that require delivery of the underlying financial instrument (such as a bond, currency or stock index) at a specified price, on a specified future date. The buyer of the futures contract agrees to buy the underlying financial instruments from the seller at a fixed purchase price upon the expiration of the contract. The seller of the futures contract agrees to sell the underlying financial instrument to the buyer at expiration at the fixed sales price. In most cases, delivery never takes place. Instead, both the buyer and the seller, acting independently of each other, usually liquidate their long and short positions before the contract expires; the buyer sells futures and the seller buys futures.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures may be used for hedging (i.e., to protect against adverse future price movements in the Fund’s portfolio securities, or in securities the Fund intends to purchase). For example, if the portfolio manager thinks that the stock market might decline, the portfolio manager could sell stock index futures to safeguard the Fund’s portfolio. If the market declines as anticipated, the value of stocks in the Fund’s portfolio would decrease, but the value of the Fund’s futures contracts would increase. The Fund may also use futures contracts to speculate on the market. For example, the portfolio manager might buy stock index futures on the expectation that the value of a particular index will rise, even though the stocks comprising the index are unrelated to stocks held or intended to be purchased by the Fund. Using futures for speculation, however, involves significant risk since futures contracts are highly leveraged instruments. When a portfolio manager enters into a futures contract, the manager needs to put up only a small fraction of the value of the underlying contract as collateral, yet gains or losses will be based on the full value of the contract.

The use of futures contracts would expose the Fund to additional investment risks and transaction costs. Risks include: the risk that securities prices will not move in the direction that the Adviser anticipates; an imperfect correlation between the price of the futures contract and movements in the prices of any securities being hedged; the possible absence of a liquid secondary market for any particular futures contract and possible exchange-imposed price fluctuation limits; and leverage risk, which is the risk that adverse price movements in a futures contract can result in a loss substantially greater than the Fund’s initial investment in that contract. A relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the Fund.

The Fund may enter into futures contracts and related options as permitted under CFTC Rules. The Adviser expects that the Fund’s futures transactions will generally include transactions: (i) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (ii) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. The Adviser intends to (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that neither Fund will be a “commodity pool” under the CEA. CFTC regulations governing the use of commodity interests, including certain futures contracts, by investment companies such as the Fund may be subject to amendment. Amendments to such regulations by the CFTC may affect the ability of the Fund to use futures and commodity interests, and could affect the Fund’s ability to achieve its investment objective.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit “initial margin” with a futures broker, known as a futures commission merchant (FCM), when the contract (or written options thereon) is entered into. Initial margin deposits are typically equal to a percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the investment limitations of the Fund. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to a return of the margin owed only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the respective Fund. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in a substantial loss as well as a gain, to an investor.

Asset Coverage for Futures and Options Positions. As investment companies registered with the SEC, the Fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures to “cover” open positions with respect to certain kinds of derivative instruments (including swaps, options, futures and forward contracts). In the case of derivative contracts that do not cash settle, for example, the Fund will typically set aside liquid assets equal to the full notional value of the derivative contracts while the positions are open. With respect to derivative contracts that do cash settle, however, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the derivative contracts, if any, rather than their full notional value. The Fund reserves the right to modify its asset segregation policies in the future to, among other things, comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation. By setting aside assets equal to only its net obligations under cash-settled derivative contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional amount of the derivative contracts.

Limitations on Futures and Commodity Options Transactions. The Fund’s investments in futures contracts and commodity options, as well as the Fund’s policies regarding futures contracts and options, are subject to CFTC rules discussed elsewhere in this SAI, and may be changed as regulatory agencies permit.

Put and Call Options. The Fund may purchase and write put and call options. Such options may relate to particular securities, indices or futures contracts, may or may not be listed on a domestic or non-U.S. securities exchange and may or may not be issued by the Options Clearing Corporation. A put option gives the purchaser the right to sell a security or other instrument to the writer of the option at a stated price during the term of the option. A call option gives the purchaser the right to purchase a security or other instrument from the writer of the option at a stated price during the term of the option. The Fund may use put and call options for a variety of purposes. For example, if the portfolio manager wishes to hedge a security owned by the Fund against a decline in price, the portfolio manager may purchase a put option on the underlying security; i.e., purchase the right to sell the security to a third party at a stated price. If the underlying security then declines in price, the portfolio manager can exercise the put option, thus limiting the amount of loss resulting from the decline in price. Similarly, if the portfolio manager intends to purchase a security at some date in the future, the portfolio manager may purchase a call option on the security today in order to hedge against an increase in its price before the intended purchase date. Put and call options also can be used for speculative purposes for the Fund. For example, if a portfolio manager believes that the price of stocks generally is going to rise, the manager may purchase a call option on a stock index, the components of which are unrelated to the stocks held or intended to be purchased.

Purchasing Put and Call Options. The Fund may purchase put and call options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire, by exercising the option or if able, by selling the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if a security’s price falls substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the security’s price falls. At the same time, the buyer can expect to suffer a loss if the security’s price does not rise sufficiently to offset the cost of the option.

The Fund will not invest more than 10% of the value of its net assets in purchased options.

Writing Put and Call Options. The Fund may write (i.e., sell) put and call options. When the Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund would be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in put options it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for put options the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If the underlying security’s price rises, however, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

If the security’s price remains the same over time, it is likely that the put writer will also profit, because it should be able to close out the option at a lower price. If the security’s price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the Fund to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in the security’s price increase.

The Fund will write only “covered” put and call options.

A call option written by the Fund is “covered” if the Fund: (a) owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio; or (b) meets the asset coverage requirements described under “Asset Coverage for Futures and Options Positions” above.

A put option written by the Fund is “covered” if the Fund: (a) holds a put on the same security having the same principal amount as the put option it has written and the exercise price of the put held is equal to or greater than the exercise price of the put written; or (b) meets the asset coverage requirements described under “Asset Coverage for Futures and Options Positions” above.

If options are “covered” by the Fund meeting the asset coverage requirements, the Fund’s economic exposure is not limited as it would be if the options are “covered” as described in paragraphs (a) above.

OTC Options. The Fund may engage in over-the-counter (“OTC”) options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor options to its needs, OTC options generally involve greater credit and default risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Additional Risks of Options and Futures Contracts.

Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions, such as futures and options. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of futures and options depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund.

Lack of Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund’s current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involve a risk that the respective Fund’s options or futures positions will not track the performance of the Fund’s other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect a security’s price the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options, futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities they wish to hedge or intend to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s options or futures positions are poorly correlated with other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the respective Fund to enter into new positions or close out existing positions. In addition, if unable to close a future position, in the event of adverse price movements, the Fund would be required to make daily cash payments in order to maintain its required margin. In such situation, if the Fund has insufficient cash, it may have to sell other portfolio securities at an inopportune time to meet daily margin requirements. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the applicable Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund’s access to other assets held to cover options or futures positions could also be impaired.

Exchange-Traded Funds (“ETFs”). The Fund may invest in ETFs. ETFs are investment companies, the shares of which are bought and sold on a securities exchange. The securities of an ETF are redeemable only in larger aggregation of a specified number of shares and generally on an in-kind basis. Generally, certain ETFs may represent a portfolio of securities designed to track the composition and/or performance of specific indexes or portfolio of specific indexes, while other ETFs may be actively managed that do not track an index (generally referred to as actively-managed ETFs). The market prices of ETF investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which its shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include SPDRs®, Select Sector SPDRs®, DIAMONDSSM, NASDAQ 100 Shares and iShares.

There are many reasons the Fund would purchase an ETF. For example, the Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests and the investment strategies of the ETF. However, lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have operating expenses, including management fees that increase their costs versus the costs of owning the underlying securities directly. The Fund may purchase ETFs to the extent permitted by the 1940 Act, rules thereunder or as described below, to the extent permitted by exemptive orders granted to the various ETFs by the SEC. (See also the description of “Securities of Other Investment Companies”).

Illiquid Securities. Under SEC rules, an investment in a security is generally deemed to be “illiquid” if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such security is valued by the Fund.

The Board has authorized the Adviser to make liquidity determinations with respect to certain securities, including Rule 144A securities. A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be an illiquid security.

The Fund may invest up to 15% of its net assets in illiquid securities including “restricted” securities and private placements for which there is no public market value.

Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), such as securities issued in reliance on the so-called “private placement” exemption from registration which is afforded by Section 4(2) of the 1933 Act (“Section 4(2) securities”). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Any such restricted securities will be considered to be illiquid for purposes of the Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board, the Adviser has determined such securities to be liquid because such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable.

The fair value of these securities will be determined in accordance with Board-approved Pricing Policies and Procedures. Given the inherent uncertainties of estimating fair market value, there can be no assurance that the value placed on a security will be appropriate in terms of how the security may be ultimately valued on the public market. These securities may never be publicly traded and the Fund may not be able to easily liquidate positions in these securities.

If illiquid securities exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce, in an orderly fashion, its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the Adviser may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their prices depreciate. Depreciation in the prices of illiquid securities may cause the net asset value of the Fund to decline.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and financial institutions, in accordance with policies and procedures of the Trust, as may be adopted from time to time. The procedure for the lending of securities will typically include the following features and conditions. The collateral will consist either of U.S. Government securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon. A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan. The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral. These will be “demand” loans and may be terminated by the Fund at any time. The Fund will receive any dividends and interest paid on the securities lent, although the tax characteristics of such payment may change as a result of the lending transaction. The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent. To the extent that, in the meantime, the value of the securities the Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss. In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter. The Fund may typically also call such loans in order to sell the securities involved.

Money Market Instruments. The Fund may invest in a variety of money market instruments for pending investments, to meet anticipated redemption requests and/or to retain the flexibility to respond promptly to changes in market, economic or political conditions and/or when the Adviser takes temporary defensive positions, including when the Adviser is unable to locate attractive investment opportunities or when the Adviser considers market, economic or political conditions to be unfavorable for profitable investing. Money Market Instruments include, but are not limited to, the following instruments. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund may purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations (“NRSRO”) (e.g., Standard & Poor’s Corporation and Moody’s Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. The Fund may also invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. Certificates of deposit are generally negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $250,000 per depositor per bank. Certificates of deposit and demand and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Mortgage-Related Securities. The Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or issued by nongovernmental entities.

Mortgage-related securities, for purposes of the Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

The Fund may also invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Mortgage-related securities will be purchased only if rated in the three highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Adviser deems to be of comparable quality.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. In September 2008, FNMA and FHLMC were placed into conservatorship overseen by the Federal Housing Finance Agency (“FHFA”). As conservator, FHFA will succeed to the rights, titles, powers and privileges of the company and any stockholder, officer or director of such company with respect to the company and its assets and title to all books, records and assets of the company held by any other custodian or third party. The conservator is then charged with operating the company.

Municipal Obligations.

Exempt-Interest Dividends If at least 50% of the value of the Fund’s assets at the end of each quarter of a taxable year of the Fund is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund could distribute any tax-exempt interest earned by the Fund to its shareholders as tax-exempt “exempt-interest dividends.” There is no expectation that this requirement will be satisfied for the Fund. To the extent that the Fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities financing similar projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, may affect similar projects and the overall municipal securities market.

Non-investment Grade Securities. The Fund may invest up to 10% of its total assets in non-investment grade securities subject to the following. Such securities include high yield (junk) bonds, convertible bonds, preferred stocks and convertible preferred stocks.

Non-investment grade bonds are debt securities rated Ba or lower by Moody’s or BB or lower by S&P. They generally offer greater returns in the form of higher average yields than investment grade debt securities (rated Baa or higher by Moody’s or BBB or higher by S&P). Non-investment grade debt securities involve greater risks than investment grade debt securities including greater sensitivity to changes in interest rates, the economy, the issuer’s solvency and liquidity in the secondary trading market. See Appendix A for a description of corporate bond ratings.

Yields on non-investment grade debt securities will fluctuate over time. The prices of non-investment grade debt securities have been found to be less sensitive to interest rate changes than investment grade debt securities, but more sensitive to adverse economic changes or individual issuer developments. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to pay principal and interest obligations, meet projected business goals and to obtain additional financing. If the issuer of a debt security held by the Fund defaulted, the Fund might incur additional expenses seeking to recover the issuer’s defaulted obligation. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt securities and the Fund’s net asset value. Furthermore, the market prices of non-investment grade debt securities structured as zero coupon or payment-in-kind securities are affected to a greater extent by interest rate changes and tend to be more volatile than securities that pay interest periodically and in cash.

Non-investment grade debt securities present risks based on payment expectations. For example, they may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. A high-yielding security’s value will decrease in a rising interest rate market and will result in a corresponding decrease in the value of the Fund’s assets. Unexpected net redemptions may force the Fund to sell securities including, but not limited to, non-investment grade debt securities, without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the rate of return.

To the extent that there is no established secondary market, there may be thin trading of non-investment grade securities, including high yield bonds, convertible bonds, preferred stocks and convertible preferred stocks held by the Fund. This may adversely affect the ability of the Adviser or the Fund’s Board of Trustees to accurately value the Fund’s non-investment grade securities and the Fund’s assets and may also adversely affect the Fund’s ability to dispose of the securities. In the absence of an established secondary market, valuing securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of non-investment grade securities, especially in a thinly traded market. Illiquid or restricted non-investment grade securities purchased by the Fund may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Certain risks are associated with applying ratings as a method for evaluating non-investment grade securities. For example, credit ratings for bonds evaluate the safety of principal and interest payments, not the market value risk of such securities. Credit rating agencies may fail to timely change credit ratings to reflect subsequent events. The Adviser continuously monitors the issuers of non-investment grade debt securities held by the Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure the securities’ liquidity. The Fund may be more dependent upon the Adviser’s own analysis of non-investment grade securities than is the case for investment grade securities. Also, the Fund may retain a portfolio security whose rating has been changed if the security otherwise meets the Fund’s investment criteria.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Securities rated non-investment grade are particularly subject to credit risk. These securities are predominantly speculative and are commonly referred to as “junk bonds.” To the extent the Fund purchases or holds convertible or other non-investment grade securities, the Fund may be exposed to greater risk that the issuer will not repay principal, or pay interest or dividends on such securities in a timely manner.

Ratings published by rating agencies seek to measure credit risk (Rating agencies’ descriptions of non-investment grade securities are contained in Appendix A of this SAI). The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

Interest Rate Risk. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Even though some interest-bearing securities are investments which offer a stable stream of income at relatively high current yield, the prices of such securities are affected by changes in interest rates and are therefore subject to market price fluctuations. The value of fixed income securities varies inversely with changes in market interest rates. When interest rates rise, the value of the Fund’s fixed income securities, and therefore its net asset value per share, generally will decline. In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, if the Fund is invested in fixed income securities with longer weighted average maturities, the net asset value of the Fund should be expected to have greater volatility in periods of changing market interest rates.

Preferred Stock. The Fund may invest in preferred stock. Preferred stock, unlike common stock, may offer a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative, non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. For a description of preferred stock ratings, see Appendix A.

Real Estate Securities. The Fund may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains and certain other items) for each taxable year. While there are many types of REITs, REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. The risks of investing in REITs include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Repurchase Agreements. The Fund may agree to purchase repurchase agreement securities from financial institutions (including clearing firms registered with the SEC that provide comparison, netting and settlement services to their members with respect to repurchase agreement transactions), and the corporate parents or affiliates of such financial institutions or clearing firms, subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Although the underlying securities’ collateral related to a repurchase agreement may bear maturities exceeding one year, the term and settlement for the repurchase agreement security will never be more than one year and normally will be within a shorter period of time (often one business day). Underlying securities’ collateral related to repurchase agreements is held either by the Fund’s custodian or sub-custodian (if any). The seller, under a repurchase agreement, will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund includes the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying securities’ collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund’s custodian monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. This is done in an effort to determine whether the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

In addition, the Fund may invest in repurchase agreements for pending investments, to meet anticipated redemption requests, to retain the flexibility to respond promptly to changes in market, economic or political conditions and/or when the Adviser takes temporary defensive positions, including when the Adviser is unable to locate attractive investment opportunities or when the Adviser considers market, economic or political conditions to be unfavorable for profitable investing.

Reverse Repurchase Agreements. The Fund may borrow funds by entering into reverse repurchase agreements in accordance with that Fund’s investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve risks relating to leveraging, discussed above under “Borrowing to Purchase Securities (Leveraging)” and the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

Securities of Other Investment Companies. The Fund may purchase the securities of other investment companies, including foreign and domestic registered and unregistered open-end funds, closed-end funds, unit investment trusts and ETFs if the purchase is in compliance with the 1940 Act, rules thereunder or any exemptive relief in which the Fund may rely. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. If the Fund invests in securities of other investment companies, the return on any such investment will be reduced by the operating expenses, including investment advisory and administrative fees, of such investment companies. (The Fund indirectly absorbs its pro rata share of the other investment companies’ expenses.) However, the Adviser believes that at times the return and liquidity features of these securities may be more beneficial than other types of securities.

Except as described in the following paragraph, the Fund currently intends to limit investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement. In addition, to the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Adviser or otherwise affiliated with the Adviser, in excess of the limits discussed above.

With respect to the Fund’s investments in ETFs, pursuant to certain specific exemptive orders issued by the SEC to several ETFs, and procedures approved by the Board, an Equity Fund may invest in certain ETFs in excess of the limits described above, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the applicable SEC exemptive orders, each as may be amended, and any other applicable investment limitations.

Short Sales. The Fund may make short sales of securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund must borrow the security to deliver to the buyer upon the short sale. The Fund is then obligated to replace the borrowed security by purchasing it at a later date. A short sale provides a possible hedge against the market risk of the value of other investments and protects the Fund in a declining market.

Short sales are subject to the risk that the Fund will incur a loss if the price of a security sold short increases between the date of the short sale and the date the Fund closes the short sale. Any gain on a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Except in the case of short sales “against the box,” the Fund’s market risk is unlimited in that the potential for increase in the market price of the security sold short is unlimited. Short sales “against the box” mean that the Fund owns securities identical to those sold short.

When a short position is closed out, it may result in a short or long-term capital gain or loss for federal income tax purposes. In a generally rising market, if the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would increase to a lesser extent than if it had not engaged in short sales.

The Adviser may consider short selling when the Adviser finds companies it believes are substantially overpriced. Short selling may also be considered in arbitrage and hedge situations, and short selling might also be used under certain circumstances to defer taxes.

An eligible Fund will not engage in short sales of securities when these transactions would cause the market value of all of its securities sold short to exceed 15% of its net assets subject to the following. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 5% of the value of the Fund’s net assets or 5% of the securities of any class of the issuer. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account with its custodian. The collateral consists of cash, U.S. government securities or any other liquid securities equal to the market value of the securities at the time of the short sale. The Fund will thereafter maintain, on a daily basis, the collateral to ensure that it is equal to the current market value of the securities sold short. Short sales against the box are not subject to the 15% limitation. A capital gain or loss is recognized immediately upon the sale of a short against the box. The Fund may only engage in short sale transactions in securities listed on one or more U.S. or foreign securities exchanges or on NASDAQ or Nasdaq.

Stripped Obligations. The Fund may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount from their “face value,” and may include stripped mortgage-backed securities (“SMBS”). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal the Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund’s per share net asset value.

The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Fund may purchase securities registered in the STRIPS program. Under the STRIPS program, the Fund will be able to have beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Adviser is unaware of any binding legislative, judicial or administrative authority on this issue.

Swap Agreements. The Fund may enter into credit default swaps, interest rate swaps and currency swaps. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a “notional principal amount,” in return for payments equal to fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. The credit default swap allows the Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price and yield.

The Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement. In the case of swap agreements that do not cash settle, currently the Fund will typically set aside liquid assets equal to the full notional value of the swap agreement while the positions are open. With respect to swap agreements that do cash settle, however, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the swap agreement, if any, rather than their full notional value. Please see “Asset Coverage for Futures and Options Position” in this SAI.

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

The Fund may enter into swaps with members of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Adviser to be creditworthy.

United States Government Securities. To the extent consistent with its investment objectives, the Fund may invest in a variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. The Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Obligations of certain agencies and instrumentalities, such as GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association (“SLMA”), are supported only by the credit of the instrumentalities. Obligations of the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

In addition, in September 2008 FNMA and FHLMC were placed into conservatorship overseen by the FHFA. As conservator, FHFA will succeed to the rights, titles, powers and privileges of the company and any stockholder, officer or director of such company with respect to the company and its assets and title to all books, records and assets of the company held by any other custodian or third party. The conservator is then charged with operating the company.

Securities guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or an agency or instrumentality thereof; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations will therefore be regarded as illiquid. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law.

U.S. Treasury Inflation-Protection Securities (TIPS). The Fund may invest in U.S. Treasury Inflation-Protection Securities. Inflation-protection securities are a type of marketable book-entry security issued by the United States Department of Treasury (“Treasury”) with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. Consumer Price Index for All Urban Consumers (“CPI-U”).

The value of the principal is adjusted for inflation, and every six months the security pays interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference Consumer Price Index (“CPI”) applicable to such date to the reference CPI applicable to the original issue date. Semi-annual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component receives this additional amount. The final interest payment, however, is based on the final inflation-adjusted principal value, not the original par amount.

The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury’s payment obligations on the inflation-protection security that need that month’s CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

Inflation-protection securities are held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities are maintained and transferred at their original par amount, i.e., not their inflation-adjusted value. The Federal Reserve program was established by the Treasury Department and is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” STRIPS components are maintained and transferred in TRADES at their value based on their original par amount of the fully constituted security.

Variable Amount Master Demand Notes. The Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by the Fund, the same criteria as set forth above for commercial paper for the Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable and Floating Rate Securities. The Fund may acquire variable and floating rate securities, subject to the Fund’s investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such securities are frequently not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by the Fund will be determined by the Adviser, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by the Fund, the Fund may resell the security at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate security in the event the issuer of the security defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such security and the Fund is not entitled to receive the principal amount of a note within seven days, such a security will be treated as an illiquid security for purposes of calculation of the Fund’s limitation on investments in illiquid securities, as set forth in the Fund’s investment restrictions. Variable or floating rate securities may be secured by bank letters of credit.

Warrants. The Fund may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting.

When-Issued Securities. The Fund may purchase securities on a “when-issued” basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a “when-issued” basis, the Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Fund’s custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund’s liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase “when-issued” securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Fund’s commitment to purchase “when-issued” or “delayed-delivery” securities will not exceed 25% of the value of its total assets.

When the Fund engages in “when-issued” transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund’s incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund will engage in “when-issued” delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund’s investment objectives and policies and not for investment leverage.

Calculation of Portfolio Turnover Rate. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Fund is not restricted by policy with regard to portfolio turnover and will make changes in investment portfolios from time to time as business and economic conditions as well as market prices may dictate.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of the Fund’s fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

In contrast, non-fundamental investment restrictions (which include the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

For purposes of the fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may not:

1.	Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

2.	Purchase or sell physical commodities (including, by way of example and not by way of limitation, grains, oilseeds, livestock, meat, food, fiber, metals, petroleum, petroleum-based products or natural gas) or futures or options contracts with respect to physical commodities. This restriction shall not restrict the Fund from purchasing or selling any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indexes, bond indexes or interest rate indexes) or any security which is collateralized or otherwise backed by physical commodities;

3.	Make loans to other persons, except that the Fund may lend portfolio securities representing up to one-third of the value of its total assets. (The Fund, however, may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objectives and policies.)

4.	Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

5.	Invest more than 25% of total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry or group of industries;

6.	Borrow money, except as permitted under the 1940 Act as interpreted or modified from time to time by any regulatory authority having jurisdiction; or

7.	Issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

Non-Fundamental Investment Restrictions

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies. These, and other non-fundamental investment restrictions disclosed elsewhere in the prospectus or in this statement of additional information may be changed at any time by the Board of Trustees without shareholder approval. For purposes of the non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund will not:

1.	Make investments for the purpose of exercising control or management;

2.	Invest in other investment companies except to the extent permitted by 1940 Act, rules and regulations thereunder and any exemptive relief granted by the SEC pursuant to which the Fund can rely;

3.	Invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable SEC rules and interpretations;

4.	Purchase or sell interests in oil, gas or other mineral exploration or development programs, although they may invest in the securities of issuers which invest in or sponsor such programs;

5.	Invest more than 10% of its total assets (taken at market value at the time of each investment) in Special Situations, i.e., companies in the process of reorganization or buy-out);

6.	Engage in short sales of securities when these transactions would cause the market value of all of the Fund’s securities sold short to exceed 15% of its net assets; or

7.	Purchase securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of transactions.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause the Fund’s investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in the Fund which are not readily marketable to exceed the limit set forth in the Fund’s Prospectus or herein for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable.

Any investment restriction or limitation, fundamental or otherwise, appearing in the Prospectus or SAI, which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets, and such excess results therefrom.

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Fund may be disclosed to Third Parties (which may include the public) and Service Providers. No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Fund: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Fund.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings. These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Grandeur Peak Global Advisors, LLC (Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
Brown Brothers Harriman & Co., (“BBH & Co.”) (Custodian)	Daily	None	Daily	Daily
Deloitte & Touche LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

Only officers of the Fund and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of the Fund’s Portfolio Holdings. Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of the Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis. In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received. Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of the Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers. In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided. As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy. As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Portfolio Holdings

The disclosure policy currently authorizes the monthly dissemination of full portfolio holdings of the Fund as well as top 10 portfolio holdings with a sixty (60) calendar day lag. Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made monthly on Form N-PORT no later than 60 days after the end of each month, with information reported on Form N-PORT for the third month of the fiscal quarter made publicly available by the SEC 60 days after the end of the Fund’s fiscal quarter. The Trust’s Form N-CSRs and Form N-Qs are available (and the Trust’s Form N-PORTs will be available) at www.sec.gov.

Aggregate Portfolio Characteristics

Aggregate portfolio characteristics may be made available without a delay. Examples of aggregate portfolio characteristics include (1) the allocation of the Fund's portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (2) the characteristics of the stock and bond components of the Fund's portfolio holdings and other investment positions, (3) the attribution of Fund returns by asset class, sector, industry, and country, and (4) the volatility characteristics of the Fund. The Fund may from time to time elect to not provide aggregate portfolio characteristics in the Fund’s sole discretion.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser;
▪	Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies; or
▪	Disclosure to certain consultants or analytic companies who calculate aggregate portfolio characteristics, of month-end portfolio holdings information without a delay; provided that the recipient acknowledges that they will keep the list confidential and not share the portfolio holdings with any other party or person before the expiration of the applicable 60-day lag.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

Brokerage Allocation and Other Practices

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion. The Adviser is responsible for negotiating and determining any commission rates to be paid for such transactions. The Adviser has no affiliated broker-dealer. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives brokerage and research products and services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.

The Trust’s Board of Trustees has authorized the Adviser to pay a broker who provides research services commissions that are competitive but that are higher than the lowest available rate that another broker might have charged if the Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided. The provision of such services in exchange for brokerage business is commonly referred to as “soft-dollar arrangements.” Payment of higher commissions in exchange for research services will be made in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”) and other applicable state and federal laws. Section 28(e) of the 1934 Act defines “research” as, among other things, advice, directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Research products and services provided to the Adviser by broker-dealers may include, among other things, databases, data services, certain software and publications that provide access to and/or analysis of company, market and statistical data and proprietary research and analysis. In addition, the Adviser may receive certain products and services which provide both research and non-research or administrative assistance (“mixed-use”) benefits, for example, software which is used for both portfolio analysis and account administration. In these instances, the Adviser makes a reasonable allocation as follows: the portion of such service of specific component which provides assistance to Adviser in its investment decision-making responsibilities is obtained from the broker-dealer with commissions paid on client portfolio transactions (including the Fund), while the portion of such services or specific component which provides non-research assistance is paid by the Adviser with its own resources.

The Adviser places portfolio transactions for other advisory accounts. Research services furnished by firms through which the Trust effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Trust. In the opinion of the Adviser, the benefits from research services to each of the accounts (including the Fund) managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The brokerage practices are monitored quarterly by the Board of Trustees including the Trustees that are disinterested persons (as defined in the 1940 Act) of the Fund.

During 2002 there was a shift in the brokerage industry toward trading securities in the over-the-counter market on agency or commission-equivalent basis rather than on a principal or net price basis. Over-the-counter (“OTC”) purchases and sales may be transacted directly with principal market makers or, under circumstances, on an agency basis if the Adviser believes that the interests of clients are best served by using a broker to execute OTC transactions where one or more market makers may not have the necessary liquidity and/or anonymity to fill the order. When the Adviser elects to transact in OTC securities on an agency basis, two transaction costs for a single trade may be incurred: a commission paid to the executing broker-dealer plus any mark-up or mark-down charged by the market making broker-dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, usually referred to as the underwriter’s concessions or discount. On occasion, purchases may also be made from the issuers. Purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter.

Aggregation and Allocation of Trades

If the Adviser believes that the purchase or sale of a security is in the best interest of more than one of its clients (including the Fund), the Adviser may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. In certain foreign markets, aggregation may occur at the broker level at the instruction of the Adviser. If an aggregate order is partially filled, the Adviser will allocate securities so purchased or sold, as well as the expense incurred in the transaction, on a pro-rata basis or in another manner it considers to be equitable and consistent with its fiduciary obligations to its clients. Conflicts may arise in the allocation of investment opportunities among accounts (including the Fund) that the Adviser advises. The Adviser will seek to allocate investment opportunities believed appropriate for one or more of its accounts equitably and consistent with the best interests of all accounts involved; however, there can be no assurance that a particular investment opportunity that comes to the Adviser’s attention will be allocated in any particular manner. The Adviser will create a pre-allocation ticket (i.e., an “allocation statement”) prior to executing a block trade, typically using a rounding factor such as 100 shares. Accordingly, each order should state the accounts that will participate in any block trade and the intended allocation of the order among those accounts.

When an allocation statement is prepared:

(1) If a block trade is filled in its entirety, the shares must generally be allocated in accordance with the allocation specified in the order.

(2) If a block trade is partially filled, the shares are allocated using one of the methods below. In these situations, some Funds/Clients may receive their entire allocation and some Funds/Clients may not receive any allocation if their allocation is less than a de minimis amount.

§ Pro-Rata allocates shares based on the ratio of the filled shares to the order’s target. For example, if 50% of an order is filled, the Fund/Client gets 50% of the target. This means that larger accounts will get more shares. The pro-rata method may be used when there are no special considerations for distribution.

§ Leveling distributes shares so that the Fund’s/Client’s current actual percent position is equal. Leveling may be used to bring all accounts to a certain percentage of portfolio market value in a security. This means the accounts the farthest away from a target weight will receive a higher percentage of its pre-allocation shares than accounts closer to their target weights.

§ Random allocates shares by randomly selecting Funds/Clients and filling their targets until no shares are left. Random may be used when there is a large block with a small fill. By using the random method, a small portion would not be assigned to the Fund/Client.

§ Sequential fills the Fund’s/Client’s target based on portfolio detail (e.g., cash), and then moves on to the next Fund/Client until no shares are left. For example, if sequential is used when a buy order is partially filled and the first sort is based on cash, the Fund/Clients with the most cash will be allocated shares first.

It is understood that circumstances may arise which make pre-execution allocations impossible. Trades that are not allocated pre-execution will be allocated no later than the close of business on the trade date. All Funds/Clients must be fairly and equitably treated by any post-execution allocation of a trade.

From time to time, the Adviser is given the opportunity to purchase an allocation of shares in an initial public offering (“IPO”). These allocations may be offered to the Adviser in part as a result of its past usage of various brokerage firms or previous private investments. If the aggregate order is partially filled, the Adviser will generally allocate securities purchased in these offerings to client accounts (including the Fund) within the designated investment style(s) for which the security is best suited using a pro-rata or other method believed equitable by it, unless the total allocation to the Adviser or a particular investment style is de minimis.

Certain conflicts of interest may arise related to aggregated transactions. The Adviser will report to the Board of Trustees of the Fund the existence of all of the relevant facts relating to any material conflicts of interest between the Adviser, its other advisory accounts and the Fund in any aggregated transaction to allow the independent trustees to approve or ratify the mutual fund’s participation in the aggregated transaction, before or after the transaction. The Board of Trustees has approved written trade aggregation policies and procedures that seek to ensure that aggregated transactions are made in a manner that is fair and equitable to, and in the best interests of, the various funds and accounts. The Board of Trustees, in conjunction with the Adviser, will review the trade aggregation policies and procedures no less frequently than annually to seek to ensure that they are adequate to prevent the Fund from being systematically disadvantaged as a result of the aggregated transactions.

PURCHASE, EXCHANGE & REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase, exchange or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Class

Shares of the Fund are currently available in the Institutional Class.

The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, constitute the underlying assets of the Fund. The Fund is charged with the expenses with respect to the Fund.

Purchase of Shares

The minimum initial investments are set forth in the Prospectus. There is no subsequent investment minimum.

Subsequent investments may be made at any time by mailing a check to the Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of the Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order. Share certificates will not be issued. Share purchase orders are effective on the date the Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by electronic funds transfer or wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for the Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call a shareholder services representative at 855-377-PEAK(7325) to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund. If federal funds are received by the Transfer Agent that same day, the order will be effective on that day. If the Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of the Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

Exchanging Shares

If you have held your shares in the Fund for at least seven days, you may exchange those shares for shares of any of the funds in Financial Investors Trust advised by Grandeur Peak (each, a "Grandeur Peak Fund"), if such Grandeur Peak Fund is available for sale in your state, is open to additional investments and meets the investment criteria of the investor:

•	Grandeur Peak Global Opportunities Fund
•	Grandeur Peak International Opportunities Fund
•	Grandeur Peak Emerging Markets Opportunities Fund
•	Grandeur Peak Global Reach Fund
•	Grandeur Peak Global Stalwarts Fund
•	Grandeur Peak International Stalwarts Fund
•	Grandeur Peak Global Micro Cap Fund
•	Grandeur Peak Global Contrarian Fund

If you are an existing shareholder of any Grandeur Peak Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

Before effecting an exchange, you should read the Prospectus.

An exchange represents the sale of shares from one Fund and the purchase of shares of the other Fund. For U.S. federal income tax purposes, this may produce a taxable gain or loss in your non-tax-advantaged account. If you exchange shares within 60 calendar days from their date of purchase, you may be subject to the redemption fee as described in this SAI in “Redemption Fees” below. Transfers between classes of a single Fund are generally not considered a taxable transaction and are not subject to the redemption fee.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, the Fund reserves the right to impose such a limitation. Call or write the Fund for further details.

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures. The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Redemption Fees. If you sell your shares of either Fund after holding them 60 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;
•	Redemptions related to a disability as defined by Internal Revenue Service requirements;
•	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;
•	Redemptions due to divorce for shares transferred pursuant to a divorce decree;
•	Redemptions of shares through a systematic withdrawal plan;
•	Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;

•	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;
•	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;
•	Rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund, including transfers between share classes;
•	Redemptions in-kind;
•	Redemptions due to reinvestment of dividends and/or capital gains;
•	Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of the Fund by the Board of Trustees;
•	Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;
•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and
•	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Redemption By Mail. Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 ($100,000 for corporate accounts) or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption by Electronic Funds Transfer. Redemption proceeds can be electronically transferred to a predesignated bank account on or about the second business day after receipt of a redemption request. There is no fee associated with this type of transfer.

Redemption By Wire. If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption. A shareholder may request redemption by calling a shareholder services representative at 855-377-PEAK(7325). Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by electronic funds transfer or wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. The Fund may require personal identification codes.

Medallion Signature Guarantee

A Medallion Signature Guarantee assures that a signature is genuine. It is intended to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee is required if any of the following is applicable:

•	You request a redemption by check above $50,000 ($100,000 for corporate accounts);
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a redemption made within 30 days of an address change or bank account change.
•	You would like a redemption of shares purchased within the prior 90 days from a new bank account or updated bank account, regardless of payment instructions.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

Medallion Signature Guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the New York Stock Exchange. Call your financial institution to see if it participates in a medallion program.

A Medallion Signature Guarantee may not be provided by a notary public.

TRUSTEES AND OFFICERS

The business and affairs of each Fund are managed under the direction of its Board. The Board approves all significant agreements between the Trust on behalf of a Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of each Fund are delegated to the Fund’s Adviser and administrator.

The name, address, year of birth and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee and Chairman	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009. Ms. Anstine was appointed Chairman of the Board at the June 6, 2017 meeting of the Board of Trustees.	Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	32	Ms. Anstine is a Trustee of ALPS ETF Trust (16 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust (14 funds).
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr. Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	32	Mr. Deems is a Trustee of ALPS ETF Trust (16 funds); ALPS Variable Investment Trust (7 funds); Clough Funds Trust (1 fund); and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	32	Mr. Rutledge is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); and Principal Real Estate Income Fund (1 fund).

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Michael “Ross” Shell , 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	32	None.

INTERESTED TRUSTEE

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Edmund J. Burke, 1961	Trustee	Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009.	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc. (collectively, the “ALPS Companies”). Mr. Burke retired from the ALPS Companies in June 2019. Mr. Burke is deemed an interested Trustee by virtue of his prior positions with the ALPS Companies.	32	Mr. Burke is a Trustee of ALPS ETF Trust (16 funds); Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Clough Funds Trust (1 fund); Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11 – 12, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.	Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc. and ALPS Series Trust. Ms. Storms also serves as a Board member and Treasurer of The Center for Trauma & Resilience, a nonprofit agency.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Axonic Alternative Income Fund, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.
Sareena Khwaja-Dixon, 1980	Assistant Secretary	Ms. Khwaja-Dixon was elected Assistant Secretary of the Trust at the December 12, 2017 meeting of the Board of Trustees.	Ms. Khwaja-Dixon joined ALPS in August 2015 and is currently Senior Counsel and Vice President of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Khwaja-Dixon served as a Senior Paralegal/Paralegal for Russell Investments (2011 – 2015). Because of her position with ALPS, Ms. Khwaja-Dixon is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Khwaja-Dixon is also Secretary of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Opportunities Fund, and Clough Global Equity Fund.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust (currently 32) and any other investment companies for which Grandeur Peak Global Advisors, LLC provides investment advisory services, currently none.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997 and Chairman since June 6, 2017. Currently retired, Ms. Anstine has over 30 years of financial services experience. Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004. From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank. She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Operations Officer and Chief Financial Officer. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009. Mr. Rutledge is the President and owner of Rutledge's Inc., an upscale men's clothing store, which he opened in 1967. Mr. Rutledge has over 40 years of business experience. He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado. He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009. In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO. From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and retired in 2019. He previously served as Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Adviser to manage the Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of five members, four of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mary K. Anstine, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, the Fund’s single portfolio of assets, the Fund’s net assets, the services provided by the Fund’s service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

None of the Independent Trustees owns securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Audit Committee. The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526. The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter. The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman), Rutledge and Shell. The Audit Committee met four times during the fiscal year ended April 30, 2019.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust. The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Rutledge and Shell. The Nominating and Corporate Governance Committee of the Board met once during the fiscal year ended April 30, 2019.

Shareholder Nominations. The Board will consider shareholder nominees for Trustees. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1000, Denver, Colorado, 80203.

As of December 31, 2018, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edmund J. Burke	None	None

As of December 31, 2018, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mary K. Anstine	None	$10,001 - $50,000
Jeremy W. Deems	None	None
Jerry G. Rutledge	None	$50,001-$100,000
Michael “Ross” Shell	None	None

Remuneration of Trustees: The Independent Trustees receive a quarterly retainer of $15,000, plus $6,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $3,000. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2019, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$120,000	$0	$0	$120,000
Jeremy W. Deems	$120,000	$0	$0	$120,000
Jerry G. Rutledge	$106,000	$0	$0	$106,000
Michael “Ross” Shell	$104,000	$0	$0	$104,000

*	The Fund Complex includes all series of the Trust (currently 32) and any other investment companies for which any Trustee serves as trustee for and which Grandeur Peak provides investment advisory services, currently none.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT MANAGER

Grandeur Peak Global Advisors, LLC (the “Adviser” or “Grandeur Peak Global Advisors”), subject to the authority of the Trust’s Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in July 2011 and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 136 South Main Street, Suite 720, Salt Lake City, Utah 84101.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), The Grandeur Peak US Stalwarts Fund pays the Adviser an annual management fee of 0.75%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Advisory Agreement is provided in the Fund’s annual report to shareholders for the period ended April 30, 2020.

As described in the Prospectus under “Fees and Expenses,” the Adviser has contractually agreed to limit certain of the Fund’s expenses (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) for the Fund. The Grandeur Peak US Stalwarts Fund will be limited to 1.00% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2021. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.

Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”). In addition, the Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

The Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund. Information on the services provided by the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B are summaries of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives. When applicable, information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling 855-377-PEAK(7325) and (ii) on the SEC’s website at http://www.sec.gov.

Control Persons, Principal Shareholders and Management Ownership

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Because the Fund is new as of the date of this SAI, there were no principal shareholders or control persons of the Fund, and the Trustees and Officers of the Trust as a group did not own any of the outstanding shares of the Fund.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Fund Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings, other miscellaneous expenses and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Fund. Unless noted otherwise, all information is provided as of November 30, 2019.

Other Accounts Managed by Portfolio Managers

The table below identifies as of November 30, 2019, for the portfolio managers of the Fund, the number of accounts (other than the Fund with respect to which information is provided) for which they have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Randy E. Pearce	3	1245	1	183	2	758
Brad C. Barth	3	1245	1	183	2	758
Stuart Rigby	2	768	0	0	0	0

Portfolio Manager Compensation

Compensation. The elements of total compensation for the portfolio managers are base salary, performance-based bonus, profit sharing and other benefits. The Adviser has balanced the components of pay to provide portfolio managers with an incentive to focus on both shorter and longer term performance. By design, portfolio manager compensation levels will fluctuate — both up and down — with the relative investment performance of the Fund that they manage.

▪	Base Salary. Each portfolio manager is paid a fixed base salary.

▪	Performance-Based Bonus. A large portion of a portfolio manager’s potential compensation is in the form of a performance-based bonus. The majority of the performance-based bonus is tied to the pre-tax performance of the Fund(s) s/he manages based on the relevant Fund’s Morningstar (or other, where relevant) peer group ranking and the Fund’s performance versus the primary benchmark for the relative time period (typically 1-year and 3-years periods when available). Generally, maximum bonus is paid for top quartile peer performance and zero bonus is paid for anything below median performance, with prorated amounts paid between median and top quartile. Similarly, generally maximum bonus is paid for beating the primary benchmark by 400bps and zero bonus is paid for performance below the benchmark return, with prorated amounts paid for performance in between. Portfolio managers may receive a performance bonus based on firm performance across strategies within the industry and/or geography for which they are responsible, team performance bonus based on the profitability of the firm, performance of their individual stock selections, and overall performance of the research team.

Profit Sharing. The portfolio managers are generally equity or synthetic equity partners in the firm. As such, they will share meaningfully in the firm’s profits.

▪	Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the Adviser’s full-time employees, including health insurance and other employee benefit plans.

Conflicts of Interest with Other Accounts. There may be certain inherent conflicts of interest that arise in connection with a portfolio manager’s management of the respective Fund’s investments and the investments of any other fund or client accounts the Adviser or the respective Fund’s individual team members also manage. Such conflicts include allocation of investment opportunities among the Fund and other accounts managed by the Adviser or the portfolio managers; the aggregation of purchase and sale orders believed to be in the best interest of more than one account managed by the Adviser or the portfolio managers and the allocation of such orders across such accounts; and any soft dollar arrangements that the Adviser may have in place that could benefit the Fund and/or other accounts. Additionally, some funds or accounts managed by a portfolio manager may have different fee structures, including performance fees, which are, or have the potential to be, higher or lower than the fees paid by another fund or account. To minimize the effects of these inherent conflicts of interest, the Adviser has adopted and implemented policies and procedures, including trade aggregation and allocation procedures, that it believes are reasonably designed to mitigate the potential conflicts associated with managing portfolios for multiple clients, including the Fund, and seeks to ensure that no one client is intentionally favored at the expense of another. These policies and procedures are discussed in more detail under the section entitled “Brokerage Allocation and Other Practices” of this SAI.

Ownership of Securities

Because the Fund is newly organized, the portfolio managers do not own shares of the Fund.

NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets. Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time). The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

FEDERAL INCOME TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons, except where otherwise stated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all of its net investment income and short-term capital gains. It is also the Fund’s policy to distribute annually all of its net realized long-term capital gains, if any, after offsetting any capital loss carryovers, as “capital gain dividends.”

Ordinary income dividends and capital gain dividends are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain dividends, or both, in cash. The election may be made at any time by submitting a written request directly to the relevant Fund. In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Detailed U.S. federal tax information will be furnished to each shareholder for each calendar year as required by federal tax law.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. The Fund also intends to be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund even though it is a series of the Trust. Furthermore, the Fund will separately determine its income, gain, losses and expenses for federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets are invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which the Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains and from certain derivatives to the amount of such income that is directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets. If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. To qualify again to be taxed as a regulated investment company that is accorded special tax treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of net short-term capital losses) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis. The Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its net capital gains in a taxable year after offsetting any capital loss carryforwards. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.

Under current law, the Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s accumulated earnings and profits. This practice, called tax “equalization,” would reduce the amount of income and/or gains that the Fund is required to distribute as dividends to non-redeeming shareholders. This practice is not available if the Fund is treated as a “personal holding company” for federal income tax purposes. The total return on a shareholder’s investment would generally not be reduced as a result of the Fund’s use of this practice. If the IRS were to determine that the Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and (iii) will be entitled to obtain a refund of the excess, if any, of their allocable share of the tax paid by the Fund on such undistributed amount over the shareholder’s tax liability on such amount. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. All capital losses of the Fund may be carried forward indefinitely until they can be used to offset capital gains.

If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Fund does not expect to distribute any capital gains offset by carried-forward capital losses. The Fund cannot carry back or carry forward any net operating losses.

A regulated investment company may elect to treat any post-October capital loss (defined as the net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid, by the Fund and received by the shareholders, for U.S. federal income tax purposes, on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that they will be able to do so. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by the Fund).

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and from other long-term capital gains recognized by the Fund and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at the rates applicable to long-term capital gain, which (for this purpose) are taxed at a maximum federal income tax rate of 20% (in addition to the 3.8% described in “Surtax on Net Investment Income,” below). Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and the shareholders. The Fund does not expect a significant portion of distributions to be derived from qualified dividend income.

Distributions of earnings and gains are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid), and are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Dividends received by a shareholder of the Fund that is a corporation and that are reported by the Fund in a written statement furnished to shareholders may qualify for the 50% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends For a corporate shareholder to receive this deduction, certain holding period requirements apply. In particular, a corporate shareholder must hold its Fund shares (and must not have certain protections against risk of loss) at least 46 days for the 91-day period beginning on the date 45 days before the date on which the Fund’s shares becomes ex-dividend. Additionally, the Fund must meet similar holding period requirements with respect to shares of the domestic corporation issuing dividends. The dividends-received deduction is also reduced for dividends on certain debt-financed portfolio stock.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.

Passive Foreign Investment Companies

The Fund does not expect to have significant investments in foreign investment entities referred to as “passive foreign investment companies” (“PFICs”). In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of PFIC shares, the Fund may elect to “mark-to-market” annually its investments in such entities, which would result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. As a result of the mark-to-market election, the Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains. By making the mark-to-market election, the Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.

Alternatively, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by the Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement. Under Treasury Regulations finalized in 2019, earnings included in income under a QEF election would not be qualifying dividend income for a RIC unless such earnings are distributed in the taxable year in which they are earned. The Treasury Regulations also provide that if an amount is included in gross income of a RIC pursuant to a QEF election and is derived with respect to the RIC’s business of investing in stock, securities or currencies, then such amount will be qualifying income for the RIC, whether or not currently distributed. In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Dividends paid by PFICs or foreign corporations that were PFICs in the year preceding the payment of the dividend will not be eligible to be treated as qualified dividend income.

Non-U.S. Taxes

The Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio. If at the close of its taxable year more than 50% of the value of the Fund’s total assets consist of stock or securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons (including U.S. corporations) to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If the Fund were eligible for and were to make the election, the amount of each shareholder’s taxable income reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by the Fund would also be subject to certain limitations imposed by the Code.

If the Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above-described 50% requirement. For this purpose, the term “qualified funds of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies. The Fund does not expect to be eligible for any election discussed in this section.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S. currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund. Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts, stripped securities, swaps and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

Some of the Fund’s investments, such as certain option transactions and futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by the Fund may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. Certain income tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Fund may invest are not clear in various respects. As a result, the IRS could challenge the Fund’s methods of accounting for such contracts for tax purposes, and such a challenge could affect the status of the Fund as a regulated investment company.

The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Fund’s hedging activities, including transactions in options, futures contracts and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for U.S. Federal income tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

The Fund’s investment in debt obligations issued or purchased at a discount and certain other obligations may require the Fund to accrue and distribute income not yet received. In addition, payment-in-kind debt obligations will give rise to income which is required to be distributed even though the Fund receives no interest payment in cash on the security during the year. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund may realize gains or losses from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain dividend than they would in the absence of such transactions.

Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues on a constant yield-to-maturity basis. The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income. When recognized, market discount is taxable as ordinary income even if interest on the debt obligation in question is tax exempt.

The Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Under the tax law in effect prior to the Tax Cuts and Jobs Act of 2017 (the “2017 Tax Act”), a taxpayer that acquires an obligation with original issue discount generally was required to include the original issue discount in income on a constant yield-to-maturity basis without regard to when, or whether, payments are made on the obligation.

The 2017 Tax Act requires accrual-method taxpayers to recognize items of gross income for tax purposes no later than the year in which the taxpayer recognizes the income for financial accounting purposes. For financial accounting purposes, depending upon the type of instrument involved and its credit quality, both market discount and original issue discount may be recognized over the expected or contractual life of the instrument. Proposed Treasury Regulations issued in 2019, which would be effective for taxable years beginning after they are published in final form, would provide that this provision of the 2017 Tax Act will not be applied to amounts determined under the market discount or original issue discount rules. Even though they have not been finalized, Taxpayers may rely upon these Proposed Treasury Regulations for taxable years beginning after December 31, 2017, provided that all the related rules of the Proposed Treasury Regulations are consistently applied.

Real Estate Investment Trusts

Equity of REITs

If the Fund were to invest in REITs, its REIT equity securities could result in such Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to the Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Under Code Section 199A, introduced by the 2017 Tax Act, a deduction of up to 20% is available for taxpayers other than corporations for qualified business income from certain pass-through businesses, including “qualified REIT dividends” from REITs (i.e., ordinary REIT dividends other than capital gains dividends and REIT dividends designated as qualified dividend income). Under proposed regulations—on which taxpayers may rely pending the issuance of final regulations—a regulated investment company may pay and report “section 199A dividends” to its shareholders with respect its qualified REIT dividends. Under these proposed regulations, the amount of section 199A dividends that the Fund may pay and report to its shareholders is limited to the excess of the “qualified REIT dividends” that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends. A shareholder may treat section 199A dividends received on a share of the Fund as “qualified REIT dividends” if the shareholder has held the share for more than 45 days during the 91-day period beginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property. A shareholder may include 20% of the shareholder's "qualified REIT dividends" in the computation of the shareholder’s “combined qualified business income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) a deduction for a taxable year equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, and to any shareholder that fails to certify to the Fund that it is not subject to such withholding. The backup withholding tax rate is 24% for tax years beginning before Januay 1, 2026.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

The Fund (or its administrative agent) must report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased, on or after January 1, 2012 (“covered shares”), and subsequently redeemed, exchanged or otherwise sold. The Fund must also indicate to the IRS whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method.

The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once the Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The Fund is required to report the gross proceeds from the sale of all Fund shares (whether or not they are “covered shares”).

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, to the extent that such taxpayer’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a certain amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than certain property held in a non-passive trade or business). Ordinary income and capital gain distributions received by a Fund shareholder from the Fund, as well as the shareholder’s net gains from redemptions or other taxable dispositions of Fund shares, will be included in the shareholder’s net investment income. Net investment income is reduced by deductions properly allocable to such income.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of the Fund may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares. The FATCA withholding tax generally may be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

The 2017 Tax Act

The 2017 Tax Act substantially altered the U.S. federal income tax rules for the taxation of individuals and corporations. Several provisions of the 2017 Tax Act are described in the relevant portions of this SAI. The 2017 Tax Act also makes numerous changes to the tax rules that do not affect regulated investment companies directly but may affect shareholders and their investments in the Fund. Among many other tax changes introduced by the Act, the Act changes marginal income tax rates applicable to individuals and other taxpayers. Most of the changes applicable to individuals are temporary and apply only to taxable years beginning before January 1, 2026. The 2017 Tax Act does not change the maximum federal income tax rates that apply to long-term capital gains recognized by noncorporate taxpayers.

The 2017 Act also established a deduction for individuals and other non-corporate taxpayers of up to 20% of income from certain pass-through businesses, including publicly traded partnerships and REITs. Under proposed regulations, this deduction may be available for shareholders of regulated investment companies (including the Fund) for certain qualified dividends that regulated investment companies derive from REITs as discussed above under “FEDERAL INCOME TAXES – Real Estate Investment Trusts.” The IRS is still considering whether to the deduction should be available for shareholders of regulated investment companies with respect to income that regulated investment companies derive from publicly traded partnerships.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Foreign investors should consult their tax advisers concerning the U.S. federal tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax (or to qualify for a reduced rate of withholding provided by a treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. This summary is not intended to provide tax advice to Fund investors. Investors should consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of multiple separate portfolios or series. The Board may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds. When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund. Additionally, approval of the Investment Advisory Contract and Management Contracts are matters to be determined separately by the fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund. The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUND

Custodian. Brown Brothers Harriman & Co., (the “Custodian”), located at 40 Water Street, Boston, MA 02109, serves as the custodian for the Fund. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund. As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts. Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses. As described above, ALPS is an affiliate of ADI.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s independent registered public accounting firm. Deloitte is located at 1601 Wewatta St., Suite 400, Denver CO 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Fund and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

PERFORMANCE INFORMATION

Yield and Total Return. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not commenced investment operations. When available, you can obtain copies of the Fund’s Annual Report and Semi-Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

APPENDIX A

Standard & Poor’s Ratings Group—A brief description of the applicable Standard & Poor’s (“S&P”) rating symbols and their meanings (as published by S&P) follows:

Long-Term Issue Credit Ratings

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s Investors Service, Inc.—A brief description of the applicable Moody’s Investors Service, Inc. (“Moody’s”) rating symbols and their meanings (as published by Moody’s) follows:

Long-Term Obligation Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Obligation Ratings

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

APPENDIX B

Grandeur Peak Global Advisors, llc

PROXY VOTING POLICY

Regulatory Background - Proxy Voting Provisions of the Investment Advisers Act

Rule 206(4)-6 of the Investment Advisers Act of 1940 requires that, for an investment adviser to exercise voting authority with respect to client securities, the adviser must:

•	Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between the adviser’s interests and those of the adviser’s clients;

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

In accordance with our obligations under the Rule, the Firm has adopted and implemented the following Proxy Voting Policy to ensure that client proxies are voted in the best interest of clients at all times.

I.	POLICY OVERVIEW

A means by which the Firm fulfills its fiduciary responsibility is by exercising proxy voting rights. Corporate governance, including but not limited to, compensation plans, corporate actions and the composition of a board of directors, can have a significant influence upon the behavior of a management team and the value of a corporation. The proxy voting process is the primary means by which investors are able to influence such activities. As such, the Firm considers how we vote proxies to be a meaningful activity.

One fundamental tenet of the Firm’s investment philosophy is to invest in companies with high quality management teams. We spend a significant amount of time evaluating the performance, behavior, and actions of company executives in order to gain an understanding of how they think about protecting and increasing shareholder value. As a result of being invested with high quality management teams, the Firm generally supports the recommendations of the boards of directors when voting proxies. However, we ultimately vote for or against recommendations based on the fundamental premise that at all times we are attempting to maximize the value of our investments for the benefit of our clients, with a bias towards long-term value over short-term value.

The Firm has developed the following general proxy voting guidelines to assist us in making decisions about how to vote proposals concerning certain issues. These guidelines are not exhaustive, as the variety of issues on which shareholders may be asked to vote is unlimited. The disclosure of these guidelines is intended to provide clients with a better understanding of how the Firm attempts to maximize shareholder value via the proxy voting process.

II.	GENERAL GUIDELINES

Board of Directors

The Firm considers the board of directors to be an important component of strong corporate governance. The board is responsible for overseeing the management team of a company and helping to ensure that it acts in the best interest of shareholders. The primary means by which the Firm can influence the board of directors is to vote for the election of directors who have relevant and valuable experience that will enhance the management of the company. Further, the Firm prefers that a board of directors have a majority of independent directors because we believe that a board with such a composition is generally a strong advocate for shareholders.

However, while we endorse proposals that support the creation of boards with a majority of independent directors, as well as proposals which call for the audit, compensation and nominating committees to be comprised solely of independent directors, the failure of the company to nominate only independent directors, or to have only independent directors serve on key committees, may not cause us to vote against the election of a director who lacks independence. The Firm appreciates the importance of these standards but we do not believe it is always in the best interest of shareholders to blindly vote against all directors who may not be considered independent. For example, a large shareholder who serves as a director is not considered independent but may be a very important advocate for investors since his interests are closely aligned with those of shareholders.

Executive Compensation

The Firm supports compensation plans which are designed to align the interests of management and shareholders as well as relate executive compensation to the performance of the company. To evaluate compensation plans, we may use quantitative criteria that measure the total cost to shareholders if a plan is passed.

Capital Structure

The Firm may be asked to vote on proposals pertaining to changes in the capital structure of a company. Such proposals include, but are not limited to, common stock authorizations, capital issuance requests, share repurchase programs, stock splits, and debt restructurings. We will vote for board-recommended capital structure changes so long as the proposals are well aligned with shareholder interests.

Mergers, Acquisitions and Other Transactions

Companies may undertake a variety of strategic transactions aimed at enhancing shareholder value including mergers, acquisitions, recapitalizations, spin-offs, asset sales, and liquidations. In evaluating proposed transactions, we will consider the benefits and costs to shareholders over both the short and long term. Specific items we will consider include the financial impact of the transaction on future operating results, the increase or decrease in shareholder value, and any changes in corporate governance and their impact on shareholder rights. When shareholders are asked to vote on mergers, acquisitions and other similar proposals, they are considered to be material to the company and could require the analysis of a wide variety of factors in order to determine if the transaction is in the best interest of shareholders. As a result, the Firm will review and vote each proposal on a case-by-case basis.

Anti-Takeover Provisions

In an attempt to prevent a company from being acquired without the approval of the board of directors, shareholders may be asked to vote on a variety of proposals such as shareholder rights plans (commonly referred to as “poison pills”), supermajority voting, blank check preferred stock, fair price provisions, and the creation of a separate class of stock with disparate voting rights. The Firm recognizes that such proposals may enhance shareholder value in certain situations. However, the Firm will review proposals pertaining to anti-takeover provisions on a case-by-case basis and vote against such proposals merely intended to entrench management and prevent the company from being acquired at a fair price.

Auditors

An audit of a company’s financial statements is an important part of the investment process, for while an audit cannot fully protect investors against fraud, it does verify that the financial statements accurately represent the position and performance of the company. The Firm generally votes for proposals to ratify auditors unless the auditors do not appear to be independent. Auditor independence may be compromised if the auditor has a financial interest and/or association with the company or receives substantial compensation for non-audit related services. The Firm also generally votes for proposals to authorize the board of directors to determine the remuneration of the auditors unless there is evidence of excessive compensation relative to the size and nature of the company.

Social and Environmental Issues

The Firm believes corporations have an obligation to be responsible corporate members of society, and we will support proposals concerning social, political or environmental issues if we believe the proposals are in the best interest of shareholders.

III.	EXCLUSIONS AND EXCEPTIONS

The Firm has developed the general guidelines to assist us in making decisions about how to vote proposals concerning anticipatable issues. However, we recognize that the general guidelines are not exhaustive and cannot anticipate all of the potential issues, or the facts and circumstances surrounding a particular vote. Although we have general guidelines, the Firm may supplement or deviate from these guidelines in the situations outlined below.

Case-by-case Issues

Several of the issues mentioned above in the general guidelines recognize that the proper vote to maximize shareholder value will be dependent upon the facts in the actual situation. These facts cannot be anticipated and will be reviewed on a case-by-case basis with the aim of maximizing shareholder value. In addition, any issues that are not addressed by the foregoing guidelines will be reviewed on a case-by-case basis.

Exceptions

From time to time the Firm will review an issue that is addressed by the foregoing guidelines and determine that in the specific case it is appropriate to vote against the recommendation provided in the guidelines with the aim of maximizing shareholder value. At these times it is permissible for the Firm to vote against the general guidelines, but it is required that the rationale behind the deviation from the guidelines is sufficiently documented.

Foreign Issuers

With respect to some non-U.S. issuers, the exercise of voting rights can cause an account to incur a cost or cause the underlying shares to be blocked from trading. Although we recognize the importance of the right to vote, the Firm believes that clients may be better served by avoiding unnecessary costs and preserving the right to trade shares promptly should conditions warrant. Accordingly, there may be times when no vote is cast because the Firm’s analysis of a particular proxy leads us to believe that the cost of voting the proxy exceeds the expected benefit to clients.

Conflicts of Interest

The Firm will at all times make its best effort to vote proxies in the best interest of clients and avoid material conflicts of interest. A material conflict of interest refers to a situation in which the Firm or affiliated persons of the Firm have a financial interest in a matter presented by a proxy which could potentially compromise the Firm’s independence of judgment and action with respect to the voting of the proxy. We will attempt to identify any material conflicts that may exist by, among other things, reviewing the identity of each issuer soliciting proxy votes to determine if the issuer or an affiliate of the issuer (i) is a client of the Firm, (ii) has a relationship with the Firm, (iii) there is a reasonable expectation that the issuer or an affiliate would become a client of the Firm or develop a material relationship with the Firm, or (iv) the Firm holds a significant amount1 of the issuer’s shares outstanding. In addition, any employee with knowledge of a personal conflict of interest (e.g., a familial relationship with company management) relating to an issuer soliciting proxy votes must disclose that conflict to the Proxy Manager and Compliance and remove himself or herself from the proxy voting process for that issuer. Any questions regarding whether a particular issue may present a material conflict of interest with respect to the Firm’s voting of client proxies should be directed to Compliance.

In the event that the Firm has a material conflict of interest in any proposal that is the subject of a proxy to be voted for a client account, the Firm will not vote on that proposal. Proposals on the same proxy ballot for which the Firm does not have a material conflict of interest will be voted in accordance with the Firm’s Proxy Voting Policy.

[1]	The Firm’s relative level of ownership of certain issuer’s soliciting proxy votes, as a percent of the company’s shares outstanding, may give the appearance of control. The Firm’s clients hold the issuer's stock solely for investment purposes, with no intent to control the business or affairs of the issuer. In such instances, the Firm may elect not to vote.

IV.	PROCEDURES

Proxy Manager’s Role

The Firm has hired ISS to serve as its Proxy Manager, to assist in coordinating and voting securities. The Proxy Manager keeps track of upcoming shareholder meetings and vote deadline information, generates vote recommendations, coordinates with custodian banks to ensure votes are executed, maintains voting records, and serves as a general resource for proxy matters.

Operations Team’s Role

The Proxy Committee has designated a person within Operations to be responsible for ensuring votes are cast, coordinate with the Research Team and Proxy Manager, and monitor the Firm’s proxy voting procedures.

Additionally, the designated person within Operations will document any instances where the proxy vote is against management’s recommendation or not voted.

Research Team’s Role

The members of the Firm’s Research team are responsible for reviewing the proxies of the companies they follow, together with other relevant information, and providing Operations with vote recommendations and rationale in conformance with this Policy.

Proxy Committee

The Firm has established a Proxy Committee to oversee the implementation and monitoring of this Policy. No less than annually, the Proxy Committee shall:

•	Review a sample of the record of voting delegation, including ERISA accounts, maintained by the Proxy Manager to determine if the Firm is exercising its authority to vote proxies on portfolio securities held in the selected accounts;
•	Request and review voting data to determine if accurate and timely communication of proxy votes is reasonably accomplished during the period reviewed;
•	Meet with the Proxy Manager to review the voting of proxies, communication of proxy votes, and the general functioning of this policy; and
•	Review any of the Proxy Manager’s changes to business practices and/or policies and procedures to confirm there are no conflicts of interest.
•	Share proxy votes with the mutual fund Board of Trustees for their review and process oversight.

V.	RECORDKEEPING, TRAINING, AND MAINTENANCE

Recordkeeping

Under rule 204-2, the Firm must retain the following:

a)	proxy voting policies;
b)	proxy statements received regarding client securities;
c)	records of votes they cast on behalf of clients;
d)	any documents prepared by the Firm that were material to making a decision how to vote, or that memorialized the basis for the decision – this will generally be the proxy policy and documentation regarding any votes cast contrary to the policy;
e)	record of the voting resolution of any conflict of interest;

f)	records of any client requests for information on how a client’s proxies were voted and records of the Firm’s responses to client requests;
g)	all written reports arising from annual reviews of the policy.

The Firm may also use the Securities and Exchange Commission’s EDGAR database for the items referred to in item c above. Records shall be maintained by the Firm for a period of not less than five years from the end of the Firm’s fiscal year during which the last entry was made on the record.

Training

At least annually, appropriate personnel will be trained regarding the Proxy Voting Policy. Such training program may review applicable laws, regulations, procedures and recent trends in proxy voting and their relation to the Firm’s business.

Annual Certification

Each employee involved in the proxy voting process is required to certify annually that he/she has read, understands and has complied with, to the best of his/her knowledge, the Firm’s Proxy Voting Policy.

ERISA

The Firm acknowledges our responsibility to vote proxies for ERISA clients in a manner that ensures the exclusive benefit for the underlying participants and beneficiaries. The Firm casts such proxy votes for the sole purpose of extending benefits to participants and beneficiaries while using the care, skill and diligence that a prudent person acting in a like capacity and familiar with such matters would use under the circumstances then prevailing.

Undue Influence

Any attempts by any of the Firm’s personnel to influence the voting of client proxies in a manner that is inconsistent with the Firm’s Policy should be reported to the CCO. If the CCO is the person attempting to influence the voting, the report should be made to the Firm’s CEO.

VI.	DISCLOSURE TO CLIENTS

Interested Clients are encouraged to request information on how the Firm has voted their proxies. In order to request this information, clients should contact their Client Relations representative. The proxy voting record of the Firm’s mutual funds is available on the SEC’s website at www.sec.gov.

As of July 1, 2019

PART C.  OTHER INFORMATION

Item 28.	Exhibits

(a)

(1)	Trust Instrument of Registrant.(1)

(2)	Revised Trust Instrument of Registrant.(1)

(3)	Amendment to Trust Instrument of Registrant dated August 7, 2009.(8)

(b)

(1)	By-Laws of Registrant.(1)

(2)	Revised By-Laws of Registrant.(1)

(3)	Amendment to By-Laws of Registrant dated April 25, 2008.(5)

(c)	Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing).

(d)

(1)	Investment Advisory and Management Agreement dated June 29, 2018 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund.(66)

(2)	Investment Sub-Advisory Agreement dated June 29, 2018 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund.(66)

(3)	Investment Advisory Agreement dated August 3, 2018 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(66)

(4)	Investment Sub-Advisory Agreement dated August 3, 2018 among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(66)

(5)	Investment Advisory Agreement dated August 3, 2018 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(66)

(6)	Investment Sub-Advisory Agreement dated August 3, 2018 among Registrant, ALPS Advisors, Inc. and Clough Capital Partners, LP with respect to the Clough China Fund.(66)

(7)	Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(8)	Amendment dated January 1, 2013 to Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund.(37)

(9)	Investment Advisory Agreement dated May 31, 2018 between Registrant and ALPS Advisors, Inc. with respect to the CoreCommodity Management CompleteCommodities Strategy Fund.(64)

(10)	Investment Sub-Advisory Agreement dated May 31, 2018 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC with respect to the CoreCommodity Management CompleteCommodities Strategy Fund.(66)

(11)	Investment Advisory Agreement dated May 31, 2018 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund).(66)

(12)	Amendment dated August 3, 2018 to the Investment Advisory Agreement dated May 31, 2018 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund).(66)

(13)	Investment Sub-Advisory Agreement dated May 31, 2018 among Registrant, ALPS Advisors, Inc. and RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund).(66)

(14)	Amendment dated August 3, 2018 to the Investment Sub-Advisory Agreement May 31, 2018 among Registrant, ALPS Advisors, Inc. and RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund).(66)

(15)	Investment Advisory Agreement dated August 21, 2018 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Kotak India Growth Fund.(66)

(16)	Investment Sub-Advisory Agreement dated August 21, 2018 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. with respect to the ALPS/Kotak India Growth Fund.(66)

(17)	Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(18)	Amendment dated May 1, 2013 to the Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(19)	Amendment dated June 29, 2015 to Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(20)	Investment Advisory Agreement dated September 16, 2019 between Registrant and Highland Associates, Inc. with respect to the Highland Resolute Fund (filed herewith).

(21)	Sub-Advisory Agreement dated August 1, 2019 by and between Registrant, Highland Associates, Inc. and Incline Global Management, LLC with respect to the Highland Resolute Fund (filed herewith).

(22)	Investment Sub-Advisory Agreement dated August 1, 2019 among the Registrant, Highland Associates, Inc. and Chatham Asset Management, LLC with respect to the Highland Resolute Fund (filed herewith).

(23)	Investment Sub-Advisory Agreement dated August 1, 2019 among the Registrant, Highland Associates, Inc. and Parametric Portfolio Associates LLC with respect to the Highland Resolute Fund (filed herewith).

(24)	Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(25)	Amendment dated June 10, 2014 to Investment Advisory Agreement between the Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(41)

(26)	Amendment dated April 15, 2016 to Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Value Fund.(51)

(27)	Amendment dated August 31, 2016 to Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund.(53)

(28)	Investment Advisory Agreement dated October 1, 2018 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund, the Emerald Growth Fund, the Emerald Small Cap Value Fund and the Emerald Insights Fund.(69)

(29)	Investment Advisory Agreement dated September 10, 2019, between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Select trueMLP Strategy Fund.(72)

(30)	Investment Sub-Advisory Agreement dated September 10, 2019 among Registrant, Emerald Mutual Fund Advisers Trust and Liberty Cove LLC with respect to the Emerald Select trueMLP Strategy Fund.(72)

(31)	Investment Advisory Agreement dated March 23, 2017 between the Registrant and Rondure Global Advisors, LLC with respect to the Rondure New World Fund and Rondure Overseas Fund.(57)

(32)	Investment Advisory Agreement dated February 12, 2018 between Registrant and Disciplined Growth Investors, Inc. with respect to The Disciplined Growth Investors Fund.(63)

(33)	Investment Advisory Agreement dated June 29, 2018 between Registrant and Smith Capital Investors, LLC with respect to the ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund.(65)

(34)	Investment Sub-Advisory Agreement dated June 29, 2018 among Registrant, ALPS Advisors, Inc., and Smith Capital Investors, LLC with respect to the ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund.(65)

(35)	Amendment dated September 12, 2019 to Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Contrarian Fund.(71)

(36)	Amendment dated December 23, 2019 to Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak US Stalwarts Fund (filed herewith).

(37)	Amendment dated December 2, 2019 to Investment Advisory Agreement dated August 21, 2018 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Kotak India Growth Fund Class II (filed herewith).

(38)	Amendment dated December 2, 2019 to Sub-Advisory Agreement dated August 21, 2018 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. with respect to the ALPS/Kotak India Growth Fund Class II (filed herewith).

(39)	Amendment dated November 29, 2019 to Investment Advisory Agreement dated September 10, 2019, between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Select trueMLP Strategy Fund (f/k/a Emerald Select trueMLP Strategy Fund) (filed herewith).

(40)	Amendment dated November 29, 2019 to Investment Sub-Advisory Agreement dated September 10, 2019 among Registrant, Emerald Mutual Fund Advisers Trust and Liberty Cove LLC with respect to the Emerald Select trueMLP Strategy Fund (f/k/a Emerald Select trueMLP Strategy Fund) (filed herewith).

(e)

(1)	Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund, ALPS/Alerian MLP Infrastructure Index Fund and ALPS/Metis Global Micro Cap Value Fund.(66)

(2)	Amendment dated April 16, 2018 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund and ALPS/Alerian MLP Infrastructure Index Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Smith Short Term Duration Bond Fund and ALPS/Smith Total Return Bond Fund.(66)

(3)	Amendment dated April 27, 2018 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund), RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Smith Short Term Duration Bond Fund and ALPS/Smith Total Return Bond Fund.(66)

(4)	Form of Selling Agreement between ALPS Portfolio Solutions Distributor, Inc. and Broker/Dealer.(36)

(5)	Form of Shareholder Servicing Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

(6)	Form of Fund-SERV Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

(7)	Form of Trust Networking Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

(8)	Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. with respect to The Disciplined Growth Investors Fund, Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund, Emerald Small Cap Value Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund, Grandeur Peak Global Micro Cap Fund, Highland Resolute Fund, Rondure New World Fund, Rondure Overseas Fund, Seafarer Overseas Growth and Income Fund, Seafarer Overseas Value Fund, Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund.(66)

(9)	Amendment dated September 12, 2019 to Distribution Agreement dated April 16, 2018 and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Contrarian Fund.(71)

(10)	Amendment dated September 12, 2019 to the Distribution Agreement dated April 16, 2018 between the Registrant and ALPS Distributors, Inc. with respect to the Emerald Select trueMLP Strategy Fund.(72)

(11)	Amendment dated November 29, 2019 to Distribution Agreement dated April 16, 2018 and ALPS Distributors, Inc. with respect to the Grandeur Peak US Stalwarts Fund (filed herewith).

(12)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(10)

(13)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(14)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(15)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(f)	None.

(g)

(1)	Custody Agreement dated November 13, 2007 between Registrant and The Bank of New York.(5)

(2)	Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York.(5)

(3)	Amendment No. 2 dated December 30, 2009 to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(4)	Amendment No. 2 dated December 30, 2009 to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(5)	Amendment dated February 14, 2011 to Custody Agreement dated November 13, 2007 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(6)	Amendment dated February 14, 2011 to Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(7)	Master Custodian Agreement dated June 1, 2013 between Registrant and State Street Bank and Trust Company with respect to certain series of the Trust.(38)

(8)	Amendment dated December 9, 2013 to the Master Custodian Agreement dated June 1, 2013 relating to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund).(58)

(9)	Custodian Agreement dated December 16, 2013 between Registrant and Brown Brothers Harriman & Co., with respect to the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(45)

(10)	Amendment dated June 4, 2015 to Custodian Agreement dated December 16, 2013 between Registrant and Brown Brothers Harriman & Co., with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(48)

(11)	Amendment dated April 15, 2016 to Custodian Agreement dated December 16, 2013 between Registrant and Brown Brothers Harriman & Co. with respect to the Seafarer Overseas Value Fund.(51)

(12)	Amendment dated May 18, 2016 to Custodian Agreement dated December 16, 2013, between Registrant and Brown Brothers Harriman & Co., with respect to the Seafarer Overseas Growth and Income Fund.(53)

(13)	Amendment dated March 14, 2017 to Custodian Agreement dated December 16, 2013 between Registrant and Brown Brothers Harriman & Co., with respect to the Rondure New World Fund and Rondure Overseas Fund.(18)

(14)	Amendment dated June 29, 2018 to Master Custodian Agreement dated June 1, 2013 between Registrant and State Street Bank and Trust Company with respect to the ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund.(65)

(15)	Amendment dated September 12, 2019 to Custodian Agreement dated December 16, 2013 between Registrant and Brown Brothers Harriman & Co., with respect to the Grandeur Peak Global Contrarian Fund.(71)

(16)	Amendment dated December 23, 2019 to Custodian Agreement dated December 16, 2013 between Registrant and Brown Brothers Harriman & Co., with respect to the Grandeur Peak US Stalwarts Fund (filed herewith).

(17)	Global Custody Agreement dated November 1, 2019 between Registrant and MUFG Union Bank N.A. with respect to The Disciplined Growth Investors Fund, Highland Resolute Fund, Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund, Emerald Select trueMLP Strategy Fund, and Emerald Small Cap Value Fund.(72)

(h)

(1)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(2)	Amendment No. 2 dated August 31, 2009 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a Activa Value Fund).(16)

(3)	Amendment No. 4 dated January 15, 2010 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

(4)	Amendment No. 5 dated March 9, 2010 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund) and ALPS/WMC Research Value (f/k/a Activa Value Fund).(14)

(5)	Transfer Agency and Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(6)	Transfer Agency and Interactive Client Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(7)	Transfer Agency and Service Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(19)

(8)	Transfer Agency and Service Agreement September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(9)	Amendment dated June 15, 2010 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS|CoreCommodity Management CompleteCommodities Strategy Fund.(18)

(10)	Amendment dated August 2, 2010 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund).(18)

(11)	Amendment dated September 27, 2010 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund).(18)

(12)	Amendment dated January 20, 2011 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

(13)	Amendment dated August 31, 2012 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund).(28)

(14)	Amendment dated May 21, 2018 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to Class A Shares of ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund and ALPS/Metis Global Micro Cap Value Fund (f/k/a ALPS/Metis Global Micro Cap Fund).(64)

(15)	Amendment dated June 29, 2018 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund.(65)

(16)	Transfer Agency and Service Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund (f/k/a Redmont Resolute Fund).(28)

(17)	Transfer Agency and Service Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(18)	Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund.(23)

(19)	Amendment dated July 31, 2014 to Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(20)	Amendment dated May 1, 2013 to Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(21)	Amendment dated June 9, 2015 to Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(51)

(22)	Amendment dated June 29, 2015 to Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(23)	Amendment dated April 15, 2016 to Transfer Agency and Services Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Value Fund.(51)

(24)	Transfer Agency and Services Agreement dated March 23, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Rondure New World Fund and Rondure Overseas Fund. (57)

(25)	Amendment dated January 29, 2016 to the Transfer Agency and Services Agreement dated December 29, 2011 between the Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund (f/k/a Redmont Resolute Fund).(58)

(26)	Amendment dated June 9, 2018 to the Transfer Agency and Services Agreement dated March 16, 2012 between the Registrant and ALPS Fund Services, Inc. with respect to Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund and Emerald Small Cap Value Fund.(66)

(27)	Amendment dated July 13, 2018 to the Transfer Agency and Services Agreement dated July 13, 2011 between the Registrant and ALPS Fund Services, Inc. with respect to The Disciplined Growth Investors Fund.(66)

(28)	Amendment dated September 12, 2019 to Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Contrarian Fund.(71)

(29)	Amendment dated September 10, 2019 to the Transfer Agency and Services Agreement dated March 16, 2012 between the Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueMLP Strategy Fund.(72)

(30)	Amendment dated December 2, 2019 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to Class II Shares of ALPS/Kotak India Growth Fund (filed herewith).

(31)	Amendment dated December 23, 2019 to Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak US Stalwarts Fund (filed herewith).

(32)	Amendment dated November 29, 2019 to Transfer Agency and Services Agreement dated March 16, 2012 between the Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueMLP Strategy Fund (f/k/a Emerald Select trueMLP Strategy Fund) (filed herewith).

(33)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(34)	Amendment dated August 31, 2009 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a Activa Value Fund).(16)

(35)	Amendment dated January 15, 2010 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

(36)	Amendment dated March 9, 2010 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund) and ALPS/WMC Research Value (f/k/a Activa Value Fund).(16)

(37)	Amendment dated June 15, 2010 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS|CoreCommodity Management CompleteCommodities Strategy Fund.(18)

(38)	Amendment dated August 2, 2010 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund).(18)

(39)	Amendment dated September 27, 2010 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund).(18)

(40)	Amendment dated January 20, 2011 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

(41)	Amendment dated August 31, 2012 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund).(28)

(42)	Amendment dated February 28, 2018 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund).(62)

(43)	Amendment dated May 21, 2018 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to Class A Shares of ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund and ALPS/Metis Global Micro Cap Value Fund (f/k/a ALPS/Metis Global Micro Cap Fund).(64)

(44)	Amendment dated June 29, 2018 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund.(65)

(45)	Amendment dated April 30, 2018 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund.(66)

(46)	Amendment dated May 1, 2013 to Administration, Bookkeeping and Pricing Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(47)	Administration, Bookkeeping and Pricing Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(48)	Administration, Bookkeeping and Pricing Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(49)	Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund (f/k/a Redmont Resolute Fund).(28)

(50)	Amendment dated March 31, 2013 to Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund (f/k/a Redmont Resolute Fund).(34)

(51)	Administration, Bookkeeping and Pricing Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(52)	Administration, Bookkeeping and Pricing Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(53)	Amendment dated July 31, 2014 to Fund Accounting and Administration Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(54)	Amendment dated June 9, 2015 to Fund Accounting and Administration Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(44)

(55)	Amendment dated June 29, 2015 to Administration, Bookkeeping and Pricing Agreement dated September 11, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(56)	Amendment dated April 15, 2016 to Administration, Bookkeeping and Pricing Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Value Fund.(51)

(57)	Amendment dated January 29, 2016 to the Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund (f/k/a Redmont Resolute Fund).(58)

(58)	Fund Accounting and Administration Agreement dated March 23, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Rondure New World Fund and Rondure Overseas Fund.(57)

(59)	Administration, Bookkeeping and Pricing Services Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund.(66)

(60)	Amendment dated March 14, 2018 to the Administration, Bookkeeping and Pricing Services Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to The Disciplined Growth Investors Fund.(66)

(61)	Amendment dated March 14, 2018 to the Administration, Bookkeeping and Pricing Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund and Emerald Small Cap Value Fund.(66)

(62)	Amendment dated March 14, 2018 to the Administration, Bookkeeping and Pricing Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(66)

(63)	Amendment dated March 14, 2018 to the Administration, Bookkeeping and Pricing Services Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund.(66)

(64)	Amendment dated March 14, 2018 to the Administration, Bookkeeping and Pricing Services Agreement dated March 23, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Rondure New World Fund and the Rondure Overseas Fund.(66)

(65)	Amendment dated March 14, 2018 to the Administration, Bookkeeping and Pricing Services Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund.(66)

(66)	Amendment dated March 14, 2018 to the Administration, Bookkeeping and Pricing Services Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund .(66)

(67)	Amendment dated September 12, 2019 to Administration, Bookkeeping and Pricing Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Contrarian Fund.(71)

(68)	Amendment dated September 10, 2019 to Administration, Bookkeeping and Pricing Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueMLP Strategy Fund.([ ])

(69)	Amendment dated December 2, 2019 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund (filed herewith).

(70)	Amendment dated December 23, 2019 to Administration, Bookkeeping and Pricing Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak US Stalwarts Fund (filed herewith).

(71)	Amendment dated November 29, 2019 to Administration, Bookkeeping and Pricing Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueLiberty Income Fund (f/k/a Emerald Select trueMLP Strategy Fund) (filed herewith).

(72)	PFO Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(73)	Chief Compliance Officer Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(74)	PFO Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(75)	Chief Compliance Officer Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(76)	Amended and Restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(77)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(78)	PFO Services Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund (f/k/a Redmont Resolute Fund).(28)

(79)	Amendment dated January 29, 2016 to the PFO Services Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund (f/k/a Redmont Resolute Fund).(51)

(80)	Chief Compliance Officer Services Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund (f/k/a Redmont Resolute Fund).(28)

(81)	Amendment dated March 31, 2013 to Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund (f/k/a Redmont Resolute Fund).(34)

(82)	Amendment dated January 29, 2016 to Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Highland Resolute Fund (f/k/a Redmont Resolute Fund).(51)

(83)	PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(84)	Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(85)	Amendment dated July 31, 2014 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(86)	Amendment dated July 31, 2014 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(87)	Amendment dated June 9, 2015 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(47)

(88)	Amendment dated June 9, 2015 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(47)

(89)	Amendment dated May 1, 2013 to Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(90)	Amendment dated May 1, 2013 to PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(91)	Amendment dated June 29, 2015 to Amended and Restated Chief Compliance Officer Services Agreement dated September 11, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(92)	Amendment dated June 29, 2015 to PFO Services Agreement dated September 11, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(93)	Amended and Restated PFO Services Agreement effective January 1, 2016 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund.(58)

(94)	Amended and Restated Chief Compliance Officer Services Agreement dated April 15, 2016 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Growth and Income Fund and the Seafarer Overseas Value Fund.(51)

(95)	Principal Financial Officer Agreement dated March 23, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Rondure New World Fund and Rondure Overseas Fund.(57)

(96)	Chief Compliance Officer Agreement dated March 23, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Rondure New World Fund and Rondure Overseas Fund.(57)

(97)	Amendment dated June 9, 2018 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund and Emerald Small Cap Value Fund.(66)

(98)	Amendment dated July 13, 2018 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to The Disciplined Growth Investors Fund.(66)

(99)	Amendment dated September 12, 2019 to Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Contrarian Fund.(71)

(100)	Amendment dated September 12, 2019 to PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Contrarian Fund.(71)

(101)	Amendment dated September 10, 2019 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueMLP Strategy Fund.(72)

(102)	Amendment dated September 10, 2019 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueMLP Strategy Fund.(72)

(103)	Amendment dated November 29, 2019 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueMLP Strategy Fund (f/k/a Emerald Select trueMLP Strategy Fund) (filed herewith).

(104)	Amendment dated November 29, 2019 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueMLP Strategy Fund (f/k/a Emerald Select trueMLP Strategy Fund) (filed herewith).

(105)	Amendment dated December 23, 2019 to Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak US Stalwarts Fund (filed herewith).

(106)	Amendment dated December 23, 2019 to PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak US Stalwarts Fund (filed herewith).

(107)	Fee Waiver Letter Agreement dated December 11, 2018 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Research Value Fund.(67)

(108)	Fee Waiver Letter Agreement dated December 11, 2018 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(67)

(109)	Fee Waiver Letter Agreement dated December 11, 2018 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund.(67)

(110)	Fee Waiver Letter Agreement dated June 12, 2018 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(66)

(111)	Fee Waiver Letter Agreement dated December 11, 2018 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC with respect to the ALPS|CoreCommodity Management CompleteCommodities Strategy Fund.(67)

(112)	Fee Waiver Letter Agreement dated December 2, 2019 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. with respect to the ALPS/Kotak India Growth Fund (filed herewith).

(113)	Fee Waiver Letter Agreement dated August 5, 2019 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Emerging Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Global Micro Cap Fund.(70)

(114)	Fee Waiver Letter Agreement dated August 15, 2019 between Registrant and Highland Associates, Inc. with respect to the Highland Resolute Fund.(70)

(115)	Fee Waiver Letter Agreement dated June 12, 2019 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund.(70)

(116)	Fee Waiver Letter Agreement dated October 1, 2018 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Growth Fund, Emerald Banking and Finance Fund, Emerald Insights Fund and Emerald Small Cap Value Fund.(70)

(117)	Fee Waiver Letter Agreement dated June 12, 2019 between Registrant and Rondure Global Advisors LLC with respect to the Rondure New World Fund and Rondure Overseas Fund.(70)

(118)	Fee Waiver Letter Agreement dated March 12, 2018 among Registrant, ALPS Advisors, Inc. and Smith Capital Investors, LLC with respect to the ALPS|Smith Total Return Bond Fund and ALPS|Smith Short Term Bond Fund.(65)

(119)	Fee Waiver Letter Agreement dated December 11, 2018 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(68)

(120)	Fee Waiver Letter Agreement dated September 12, 2019 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Contrarian Fund.(71)

(121)	Fee Waiver Letter Agreement dated September 10, 2019 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Select trueMLP Strategy Fund.(72)

(122)	Fee Waiver Letter Agreement dated December 23, 2019 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak US Stalwarts Fund (filed herewith).

(123)	Amendment to Fee Waiver Letter Agreement dated November 29, 2019 to the Fee Waiver Letter Agreement dated dated September 10, 2019 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Select trueLiberty Income Fund (f/k/a Emerald Select trueMLP Strategy Fund) (filed herewith).

(i)

(1)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth, RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate and RiverFront Asset Allocation Income & Growth, ALPS/Kotak India Growth Fund, ALPS|Smith Total Return Bond Fund and ALPS|Smith Short Term Bond Fund.(67)

(2)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Vulcan Value Partners Fund, Vulcan Value Partners Small Cap Fund, The Disciplined Growth Investors Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund, Highland Resolute Fund (f/k/a Redmont Resolute Fund ), Seafarer Overseas Growth and Income Fund, Seafarer Overseas Value Fund, Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund, Emerald Small Cap Value Fund, Rondure Overseas Fund and Rondure New World Fund.(70)

(3)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Grandeur Peak Global Contrarian Fund.(71)

(4)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Emerald Select trueMLP Strategy Fund.(72)

(5)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the ALPS/Kotak India Growth Fund.(73)

(6)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Grandeur Peak US Stalwarts Fund (filed herewith).

(j)

(1)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth, RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate, RiverFront Asset Allocation Income & Growth, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund.(67)

(2)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to Vulcan Value Partners Fund, Vulcan Value Partners Small Cap Fund, The Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund, Redmont Resolute Fund (f/k/a Highland Resolute Fund), Seafarer Overseas Growth and Income, Seafarer Overseas Value Fund, Emerald Banking and Finance, Emerald Growth Fund, Emerald Insights Fund, Emerald Small Cap Value Fund, Rondure New World Fund and Rondure Overseas Fund.(70)

(3)	Tax Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to Highland Resolute Fund (f/k/a Redmont Resolute Fund).(53)

(4)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the ALPS/Kotak India Growth Fund.(73)

(k)	None.

(l)	Form of Share Purchase Agreement with respect to the Registrant.(14)

(m)

(1)	Amended Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth, ALPS/Metis Global Micro Cap Value Fund (f/k/a ALPS/Metis Global Micro Cap Fund, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund, Investor Class (f/k/a Class A).(65)

(2)	Amended Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth, ALPS/Metis Global Micro Cap Value Fund (f/k/a ALPS/Metis Global Micro Cap Fund, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund, Class C.(65)

(3)	Amended Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth, ALPS/Metis Global Micro Cap Value Fund (f/k/a ALPS/Metis Global Micro Cap Fund, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund, Class A.(65)

(4)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, Class R.(36)

(5)	Distribution and Services Plan – RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), Investor Class II (f/k/a Investor Class).(62)

(6)	Amended and Restated Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth, ALPS/Metis Global Micro Cap Value Fund (f/k/a ALPS/Metis Global Micro Cap Fund, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund, Investor Class (f/k/a Class A).(65)

(7)	Amended Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund, Class C.(65)

(8)	Amended and Restated Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth, ALPS/Metis Global Micro Cap Value Fund (f/k/a ALPS/Metis Global Micro Cap Fund, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund, Class A.(65)

(9)	Amended Distribution and Services Plan – Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund, Investor Class.(45)

(10)	Amended and Restated Shareholder Services Plan – Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund, Investor Class.(51)

(11)	Amended and Restated Shareholder Services Plan – Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund, Institutional Class.(51)

(12)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class A.(23)

(13)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(14)	Distribution and Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)

(15)	Distribution and Services Plan – Emerald Growth Fund, Class A.(23)

(16)	Distribution and Services Plan – Emerald Growth Fund, Class C.(23)

(17)	Distribution and Services Plan – Emerald Growth Fund, Investor Class.(23)

(18)	Distribution and Services Plan – Emerald Insights Fund, Class A.(41)

(19)	Distribution and Services Plan – Emerald Insights Fund, Class C. (41)

(20)	Distribution and Services Plan – Emerald Insights Fund, Investor Class.(41)

(21)	Distribution and Services Plan – Emerald Small Cap Value Fund, Class A.(47)

(22)	Distribution and Services Plan – Emerald Small Cap Value Fund, Class C.(47)

(23)	Distribution and Services Plan – Emerald Small Cap Value Fund, Investor Class.(47)

(24)	Distribution and Services Plan – Emerald Select trueMLP Strategy Fund, Class A.(72)

(25)	Shareholder Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(26)	Amended and Restated Shareholder Services Plan – Emerald Growth Fund, Emerald Banking and Finance Fund and Emerald Insights Fund, Institutional Class.(51)

(27)	Shareholder Services Plan – Emerald Select trueMLP Strategy Fund, Institutional Class.(72)

(28)	Amended and Restated Shareholder Services Plan – Emerald Growth Fund, Emerald Banking and Finance Fund and Emerald Insights Fund, Investor Class.(51)

(29)	Shareholder Services Plan – Emerald Growth Fund, Class C.(23)

(30)	Shareholder Services Plan – Emerald Insights Fund, Class C.(41)

(31)	Shareholder Services Plan – Emerald Small Cap Value Fund, Class C.(47)

(32)	Distribution and Services Plan – Rondure New World Fund and Rondure Overseas Fund, Investor Class.(57)

(33)	Shareholder Services Plan – Highland Resolute Fund, Class I.(61)

(n)

(1)	Amended Rule 18f-3 Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund.(73)

(2)	Amended Rule 18f-3 Plan – Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund, Grandeur Peak Micro Cap Fund, Grandeur Peak Global Contrarian Fund and Grandeur Peak US Stalwarts Fund (filed herewith).

(3)	Amended Rule 18f-3 Plan – Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund.(51)

(4)	Amended Rule 18f-3 Plan – Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund, Emerald Small Cap Value Fund and Emerald Select trueMLP Strategy Fund.(72)

(5)	Rule 18f-3 Plan – Rondure New World Fund and Rondure Overseas Fund.(57)

(6)	Rule 18f-3 Plan – Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund.(68)

(o)	Reserved.

(p)

(1)	Code of Ethics for Registrant, revised as of March 13, 2006.(2)

(2)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc., ALPS Distributors, Inc., and Red Rocks Capital LLC) each a subsidiary of ALPS Holdings, Inc.) revised as of July 1, 2019 (filed herewith).

(3)	Code of Ethics for Wellington Management Company, LLP as of April 30, 2017.(62)

(4)	Code of Ethics for Clough Capital Partners LP as of May 2, 2007.(7)

(5)	Code of Ethics for Vulcan Value Partners, LLC as of October 15, 2009.(11)

(6)	Code of Ethics for CoreCommodity Management, LLC.(12)

(7)	Code of Ethics for RiverFront Investment Group, LLC.(61)

(8)	Code of Ethics for Disciplined Growth Investors, Inc.(19)

(9)	Code of Ethics for Grandeur Peak Global Advisors, LLC.(22)

(10)	Code of Ethics for Highland Associates, Inc.(25)

(11)	Code of Ethics for Seafarer Capital Partners, LLC.(61)

(12)	Code of Ethics for Emerald Mutual Fund Advisers Trust.(23)

(13)	Code of Ethics for Incline Global Management, LLC.(55)

(14)	Code of Ethics for Rondure Global Advisors LLC.(57)

(15)	Code of Ethics for Chatham Asset Management, LLC.(58)

(16)	Code of Ethics for Kotak Mahindra Asset Management (Singapore) PTE LTD.(59)

(17)	Code of Ethics for Smith Capital Investors, LLC.(65)

(18)	Code of Ethics for Parametric Portfolio Associates LLC.(70)

(q)

(1)	Power of Attorney dated September 10, 2019.(71)

(1)	Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)	Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
(3)	Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.
(4)	Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(5)	Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.
(6)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 12, 2009.
(7)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on August 20, 2009.
(8)	Incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009.
(9)	Incorporated by reference to the Post-Effective Amendment No. 41 to Registrant’s Registration Statement filed on September 29, 2009.
(10)	Incorporated by reference to the Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on October 13, 2009.
(11)	Incorporated by reference to the Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on December 29, 2009.
(12)	Incorporated by reference to the Post-Effective Amendment No. 52 to Registrant’s Registration Statement filed on June 15, 2010.
(13)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 25, 2010.
(14)	Incorporated by reference to the Post-Effective Amendment No. 57 to Registrant’s Registration Statement filed on June 30, 2010.
(15)	Incorporated by reference to the Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on July 30, 2010.
(16)	Incorporated by reference to the Post-Effective Amendment No. 62 to Registrant’s Registration Statement filed on August 30, 2010.
(17)	Incorporated by reference to the Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on January 28, 2011.
(18)	Incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011.
(19)	Incorporated by reference to the Post-Effective Amendment No. 75 to Registrant’s Registration Statement filed on July 13, 2011.

(20)	Incorporated by reference to the Post-Effective Amendment No. 77 to Registrant’s Registration Statement filed on August 1, 2011.
(21)	Incorporated by reference to the Post-Effective Amendment No. 80 to Registrant’s Registration Statement filed on August 29, 2011.
(22)	Incorporated by reference to the Post-Effective Amendment No. 82 to Registrant’s Registration Statement filed on September 22, 2011.
(23)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on December 23, 2011.
(25)	Incorporated by reference to the Post-Effective Amendment No. 88 to Registrant’s Registration Statement filed on December 29, 2011.
(26)	Incorporated by reference to the Post-Effective Amendment No. 90 to Registrant’s Registration Statement filed on January 30, 2012.
(27)	Incorporated by reference to the Post-Effective Amendment No. 97 to Registrant’s Registration Statement filed on July 24, 2012.
(28)	Incorporated by reference to the Post-Effective Amendment No. 99 to Registrant’s Registration Statement filed on August 28, 2012.
(29)	Incorporated by reference to the Post-Effective Amendment No. 102 to Registrant’s Registration Statement filed on October 5, 2012.
(30)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on November 19, 2012.
(31)	Incorporated by reference to the Post-Effective Amendment No. 104 to Registrant’s Registration Statement filed on November 29, 2012.
(32)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registrant’s Form N-14 Registration Statement filed by the Registrant on December 19, 2012.
(33)	Incorporated by reference to the Post-Effective Amendment No. 107 to Registrant’s Registration Statement filed on December 28, 2012.
(34)	Incorporated by reference to the Post-Effective Amendment No. 111 to Registrant’s Registration Statement filed on March 29, 2013.
(35)	Incorporated by reference to the Post-Effective Amendment No. 113 to Registrant’s Registration Statement filed on May 1, 2013.
(36)	Incorporated by reference to the Post-Effective Amendment No. 114 to Registrant’s Registration Statement filed on May 15, 2013.
(37)	Incorporated by reference to the Post-Effective Amendment No. 118 to Registrant’s Registration Statement filed on August 28, 2013.
(38)	Incorporated by reference to the Post-Effective Amendment No. 125 to Registrant’s Registration Statement filed on November 27, 2013.
(39)	Incorporated by reference to the Post-Effective Amendment No. 127 to Registrant’s Registration Statement filed on December 19, 2013.
(40)	Incorporated by reference to the Post-Effective Amendment No. 131 to Registrant’s Registration Statement filed on June 30, 2014.
(41)	Incorporated by reference to the Post-Effective Amendment No. 134 to Registrant’s Registration Statement filed on July 30, 2014.
(42)	Incorporated by reference to the Post-Effective Amendment No. 136 to Registrant’s Registration Statement filed on August 28, 2014.
(43)	Incorporated by reference to the Post-Effective Amendment No. 139 to Registrant’s Registration Statement filed on February 27, 2015.

(44)	Incorporated by reference to the Post-Effective Amendment No. 146 to Registrant’s Registration Statement filed on June 9, 2015.
(45)	Incorporated by reference to the Post-Effective Amendment No. 148 to Registrant’s Registration Statement filed on June 29, 2015.
(46)	Incorporated by reference to the Post-Effective Amendment No. 150 to Registrant’s Registration Statement filed on July 10, 2015.
(47)	Incorporated by reference to the Post-Effective Amendment No. 155 to Registrant’s Registration Statement filed on August 28, 2015.
(48)	Incorporated by reference to the Post-Effective Amendment No. 162 to Registrant’s Registration Statement filed on December 29, 2015.
(49)	Incorporated by reference to the Post-Effective Amendment No. 165 to Registrant’s Registration Statement filed on January 28, 2016.
(50)	Incorporated by reference to the Post-Effective Amendment No. 168 to Registrant’s Registration Statement filed on February 26, 2016.
(51)	Incorporated by reference to the Post-Effective Amendment No. 174 to Registrant’s Registration Statement filed on April 15, 2016.
(52)	Incorporated by reference to the Post-Effective Amendment No. 176 to Registrant’s Registration Statement filed on June 29, 2016.
(53)	Incorporated by reference to the Post-Effective Amendment No. 177 to Registrant’s Registration Statement filed on August 29, 2016.
(54)	Incorporated by reference to the Post-Effective Amendment No. 179 to Registrant’s Registration Statement filed on September 19, 2016.
(55)	Incorporated by reference to the Post-Effective Amendment No. 182 to Registrant’s Registration Statement filed on December 27, 2016.
(56)	Incorporated by reference to the Post-Effective Amendment No. 186 to Registrant’s Registration Statement filed on February 28, 2017.
(57)	Incorporated by reference to the Post-Effective Amendment No. 191 to Registrant’s Registration Statement filed on March 23, 2017.
(58)	Incorporated by reference to the Post-Effective Amendment No. 194 to the Registrant’s Registration Statement filed on May 10, 2017.
(59)	Incorporated by reference to the Post-Effective Amendment No. 196 to the Registrant’s Registration Statement filed on July 21, 2017.
(60)	Incorporated by reference to the Post-Effective Amendment No. 197 to the Registrant’s Registration Statement filed on August 28, 2017.
(61)	Incorporated by reference to the Post-Effective Amendment No. 205 to the Registrant’s Registration Statement filed on December 29, 2017.
(62)	Incorporated by reference to the Post-Effective Amendment No. 206 to the Registrant’s Registration Statement filed on February 28, 2018.
(63)	Incorporated by reference to the Post-Effective Amendment No. 208 to the Registrant’s Registration Statement filed on March 20, 2018.
(64)	Incorporated by reference to the Post-Effective Amendment No. 213 to the Registrant’s Registration Statement filed on June 12, 2018.
(65)	Incorporated by reference to the Post-Effective Amendment No. 215 to the Registrant’s Registration Statement filed on June 29, 2018.

(66)	Incorporated by reference to the Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on August 28, 2018.

(67)	Incorporated by reference to the Post-Effective Amendment No. 221 to the Registrant’s Registration Statement filed on February 28, 2019.
(68)	Incorporated by reference to the Post-Effective Amendment No. 225 to the Registrant’s Registration Statement filed on April 23, 2019.
(69)	Incorporated by reference to the Post-Effective Amendment No. 228 to the Registrant’s Registration Statement filed on August 8, 2019.
(70)	Incorporated by reference to the Post-Effective Amendment No. 230 to the Registrant’s Registration Statement filed on August 28, 2019.
(71)	Incorporated by reference to the Post-Effective Amendment No. 231 to the Registrant’s Registration Statement filed on September 12, 2019.
(72)	Incorporated by reference to the Post-Effective Amendment No. 238 to the Registrant’s Registration Statement filed on November 29, 2019.
(73)	Incorporated by reference to the Post-Effective Amendment No. 239 to the Registrant’s Registrations Statement filed on December 2, 2019.

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

ALPS/CoreCommodity Management CompleteCommodities Strategy Fund a series of the Registrant, wholly owns and controls CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), an exempt company organized under the laws of Cayman Islands. The Subsidiary’s financial statements will be included on a consolidated basis in the ALPS/CoreCommodity Management CompleteCommodities Strategy Fund’s annual and semi-annual reports to shareholders.

ALPS/Kotak India Growth Fund, a series of the Registrant, wholly owns and controls India Premier Equity Portfolio (the “Subsidiary”), a company organized under the laws of Mauritius. The Subsidiary’s financial statements will be included on a consolidated basis in the ALPS/Kotak India Growth Fund’s annual and semi-annual reports to shareholders.

Highland Resolute Fund (f/k/a Redmont Resolute Fund), a series of the Registrant, wholly owns and controls Highland Resolute (the “Subsidiary”) (f/k/a Redmont Resolute), an exempt company organized under the laws of Cayman Islands. The Subsidiary’s financial statements will be included on a consolidated basis in the Highland Resolute Fund’s annual and semi-annual reports to shareholders.

Emerald Select trueLiberty Income Fund, a series of the Registrant, wholly owns and controls Emerald Select trueMLP Strategy Offshore Fund, LTD (the “Subsidiary”), an exempt company organized under the laws of Cayman Islands. The Subsidiary’s financial statements will be included on a consolidated basis in the Emerald Select trueLiberty Income Fund’s annual and semi-annual reports to shareholders.

Item 30.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (a)(1) and (a)(2) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit I(1) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit I(6) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Advisers and SubAdvisers.

ALPS ADVISORS, INC.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Bradley J. Swenson	Executive Vice President, Director	See Trustee and Officer Table in the SAI	Fund Servicing
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Senior Vice President, Chief Technology Officer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing

Eric T. Parsons	Vice President, Controller, Assistant Treasurer	Vice President, Corporate Controller, ALPS Holdings, Inc., and Vice President, Controller, Assistant Treasurer ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Joseph J. Frank**	Secretary	Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Fund Services, Inc. and Red Rocks Capital LLC.	Fund Servicing
Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	Vice President, Treasurer and Assistant Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Fund Services, Inc. and Red Rocks Capital LLC.	Fund Servicing
William R. Parmentier, Jr.	Senior Vice President, Chief Investment Officer	Not Applicable	Not Applicable
Matthew Sutula	Chief Compliance Officer	Chief Compliance Officer, Red Rocks Capital LLC.	Fund Servicing
Richard C. Noyes	Senior Vice President, General Counsel and Assistant Secretary	Senior Vice President, General Counsel and Assistant Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Fund Services, Inc. and Red Rocks Capital, LLC.	Fund Servicing
Mark T. Haley	Vice President	Not Applicable	Not Applicable
Wyck Brown	Senior Vice President	Senior Vice President, Portfolio Manager of Red Rocks Capital, LLC	Fund Servicing
Dennis P. Emanuel	Director of ETF and Closed-End Fund Strategy	Not Applicable	Not Applicable

Ryan Mischker	Vice President, Portfolio Management and Research	Not Applicable	Not Applicable
Andy Hicks	Vice President, Index Management	Not Applicable	Not Applicable
Hilary Quinn	Vice President	Vice President, ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Jennifer Craig	Assistant Vice President	See Trustee and Officer Table in SAI	Fund Servicing
*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**	The principal business address for Messrs. Frank, Fleming and Pedonti is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

RED ROCKS CAPITAL LLC

Name*	Position with Red Rocks Capital LLC	Other Business Connections	Type of Business
Patrick J. Pedonti	Vice President, Treasurer and Assistant Secretary	Vice President, Treasurer and Assistant Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Fund Services, Inc. and ALPS Advisors, Inc.	Not Applicable
Joseph J. Frank	Secretary	Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Fund Services, Inc. and ALPS Advisors, Inc.	Not Applicable
Michael Sleightholme	President, Manager	Senior Vice President, Director of Research, ALPS Advisors, Inc.	Not Applicable

Richard C. Noyes	Senior Vice President, General Counsel and Assistant Secretary	Senior Vice President, General Counsel and Assistant Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc. and ALPS Advisors, Inc.	Not Applicable
Wyck Brown	Senior Vice President, Portfolio Manager	Senior Vice President, ALPS Advisors, Inc.	Not Applicable
Matthew Sutula	Chief Compliance Officer	Chief Compliance Officer, ALPS Advisors, Inc.	Not Applicable
Glenn Dreiling	Vice President, Operations	None	Not Applicable
Richard Baker	Vice President, Marketing & Business Development	None	Not Applicable
Kirk McCown	Vice President, Portfolio Manager	None	Not Applicable
Andrew Drummond	Vice President, Portfolio Manager	None	Not Applicable

*	The principal business address for each of the Red Rocks Capital LLC representatives is: 1290 Broadway, Suite 1000, Denver, Colorado 80203.

WELLINGTON MANAGEMENT COMPANY LLP

Business And Other Connections Of Officers And Directors Of Registrant’s Investment Subadviser, Wellington Management Company LLP (“Wellington Management”).

The principal business address of Wellington Management Company LLP is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management Company LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company LLP, the Fund’s investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

CLOUGH CAPITAL PARTNERS, LP

Name*	Position with Clough Capital Partners LP	Other Business Connections	Type of Business
Charles I. Clough, Jr.	Partner, Chief Executive Officer, Portfolio Manager	Not Applicable	Not Applicable
Daniel J. Gillis	Chief Compliance Officer	Not Applicable	Not Applicable

*	The principal business address for each of the Clough Capital Partners LP representatives is: One Post Office Square, 40th Floor, Boston, Massachusetts 02109.

VULCAN VALUE PARTNERS LLC

Name*	Position with Vulcan Value Partners	Other Business Connections	Type of Business
C.T. Fitzpatrick	Chief Executive Officer, Chief Investment Officer	Current – Chairman of the Board, Green Co. (Montgomery, Alabama)	Real Estate
Bruce Donnellan	Principal	Former – Acquisition Manager, Southern Power Company (Birmingham, Alabama)	Public Utility
Adam McClain	Principal / President	Former – First Vice President, Private Wealth Management Group, Sun Trust Bank (Memphis, Tennessee)	Financial Services
Hampton McFadden	Principal	Former – Director of Republic Capital Access (Washington D.C.), Co-Founder, CEO, and General Counsel of Republic Capital Access (Washington D.C.)	Financial Services
Richard Davis	Principal/ Chief Operating Officer/ Chief Financial Officer	Former - Harbert Management Corporation (Birmingham, AL)	Financial Services

*	The principal business address for each of the Vulcan Value Partners, LLC representatives is: 2801 Highway 280 South, Suite 300, Birmingham, AL 35223.

CORECOMMODITY MANAGEMENT, LLC

Name*	Position with CoreCommodity Management, LLC	Other Business Connections	Type of Business
Adam C. De Chiara	Founder, Co-President & Portfolio Manager	Founder & Co-President CoreManagement, LLC Founder & Co-President CoreCommodity Capital, LLC Founder & Co-President CoreCommodity Indexes, LLC	Management company Holding Company Index Licensor
Bradford L. Klein	Founder & Co-President	Founder & Co-President CoreManagement, LLC Founder & Co-President CoreCommodity Capital, LLC Founder & Co-President CoreCommodity Indexes, LLC	Management Company Holding Company Index Licensor

Andrew R. Kaplan	Partner, Executive Vice President, Chief Operating Officer, Chief Legal Officer & Secretary

Executive Vice President, Chief Operating Officer, Chief Legal Officer & Secretary

CoreManagement, LLC

Executive Vice President, Chief Operating Officer, Chief Legal Officer & Secretary

CoreCommodity Capital, LLC

Executive Vice President, Chief Operating Officer, Chief Legal Officer & Secretary

CoreCommodity Indexes, LLC

Management Company Holding Company Index Licensor
Todd A. Streichler	Managing Director, Finance & Director of Finance	Managing Director, Finance & Director of Finance CoreCommodity Capital, LLC Managing Director, Finance & Director of Finance CoreCommodity Indexes, LLC	Holding Company Index Licensor
Michael S. Kaplan	Managing Director, Operations & Director of Operations	Managing Director, Operations & Director of Operations CoreCommodity Capital Managing Director, Operations & Director of Operations CoreCommodity Indexes, LLC	Holding Company Index Licensor
Michael S. Sheehy	Senior Vice President & Chief Compliance Officer	Senior Vice President & Chief Compliance Officer CoreCommodity Capital, LLC Senior Vice President & Chief Compliance Officer CoreCommodity Indexes, LLC	Holding Company Index Licensor
*	The principal business address for each of the CoreCommodity Management, LLC representatives is: 680 Washington Boulevard, 11th Floor, Stamford, Connecticut 06901.

RIVERFRONT INVESTMENT GROUP, LLC

Name*	Position with RiverFront Investment Group, LLC	Other Business Connections	Type of Business
Rod Smyth	Director of Investments

Virginia Retirement System (VRS) – Chairman, Investment Advisory Committee

Deep Run Hunt Club: Joint Master of Foxhounds of Deep Run Hunt Club

1804 Grove Avenue: LLC set up to hold rental property. Compensation received from rental income

Financial Services Private organization Private LLC
Doug Sandler, CFA	Global Strategist	Consultant to Trolley Fund: Trolley Fund is a private fund that will invest/provide capital for private small start-up companies (no public entities) in the Richmond area, Doug is part of an advisory committee that will provide advice to the owners/management of the businesses that the fund is invested in.	Private Fund
Peter J. Quinn, Jr.	President & Chief Executive Officer	Mr. Mac Foundation	Private Non-profit organization
Karrie Southall, CIPM	Chief Operating Officer	Women in ETFs- Co-Head of Global Finance and Operations Committee and Co-Treasurer for the Global Governance Board and WE Inc. St. Catherine’s School Alumni Board	Non-profit industry organization Private School
Timothy Anderson, CFA	Global Fixed Income CIO	None	N/A
Julie Gibbs	Chief Compliance Officer	NA	N/A
Adam Grossman, CFA	Global Equity CIO	Board of Directors - Redeemer Lutheran Church	Non profit organization
William Ryder, CFA, CMT	Director of Quantitative Market Strategy	None	N/A
Chris Konstantinos, CFA	Chief Investment Strategist

Memorial Fund Board Treasurer. Board reviews the investment policy and investment strategy of the endowment for Children's Home Society, a non-profit charity in central VA that attempts to permanently place at risk children in loving homes.

Glowkon Properties, LLC – private company for real estate rental properties

Non profit organization Private LCC

Kevin Nicholson, CFA	Chief Market Strategist, COO RiverShares Division

Virginia Commonwealth University (VCU) Foundation/Investment Committee Member-Review 3rd party money manager performance and style as a member of the investment committee.

Mega Mentors/ Assistant Treasurer/Development Committee Member-Track financials and assists with finding new funding sources.

Non profit organization Non profit organization
Deva Meenakshisundaram, FRM	Chief of Quantitative Analytics	None	NA
Rebecca Felton	Chief Risk Officer	None	N/A
Rob Glownia, CFA CPA	Fixed Income Portfolio Manager	Board member for The Richmond Community ToolBank ETF. Com Awards Selection Committee	Non profit organization
Scott Hays	Quantitative Portfolio Manager	Magnolia Realty Solutions	Private LLE

*	The principal business address for each of the RiverFront representatives is: 1214 East Cary Street, Richmond, VA 23219.

Kotak MAhindra ASSET MANAGEMENT (SINGAPORE) PTE Ltd.

EXECUTIVE DIRECTORS

Name*	Position with Kotak-Mahindra	Other Business Connections	Type of Business
Nitin Jain	Director & CEO, Kotak Mahindra Asset Management (Singapore) Pte Ltd.	Not Applicable	Not Applicable
*	The principal business address for Kotak Mahindra Asset Management (Singapore) Pte Ltd. is: 16 Raffles Quay, #35-02 Hong Leong Building, Singapore 048581.

DISCIPLINED GROWTH INVESTORS INC.

Name*	Position with Disciplined Investors, Inc.	Other Business Connections	Type of Business
Fred Martin	Director and President	Compass Investors LP – Special Limited Partner Navigator Investors, LP – Managing General Partner Inspired Investment Leadership – President	Financial Services Financial Services Foundation
Rob Nicoski	Lead Portfolio Manager	None	N/A
Scott Link	Lead Portfolio Manager	None	N/A
*	The principal business address for each of Disciplined Growth Investors, Inc. representatives is: Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402.

GRANDEUR PEAK GLOBAL ADVISORS, LLC

Name*	Position with Grandeur Peak Global Advisors, LLC	Other Business Connections	Type of Business
Robert Thatcher Gardiner	Chairman, Director

Manager

Gardiner Investments, LLC

4247 Camille St.

Salt Lake City, UT 84124

Director (“Board of Managers”)

Gardiner Properties, LLC
1075 East 2100 South
Salt Lake City, Utah 84106

Director

Animal Reference Pathology

525 E 4500 S #200

Salt Lake City, UT 84107

Investment holding company Real estate development company Veterinary lab testing
Blake Harold Walker	Chief Executive Officer, Director	Chairman, Director Rondure Global Advisors, LLC 136 S Main St, Suite 720 Salt Lake City, UT 84101	Registered Investment Adviser
Eric W. Huefner	President, Chief Operating Officer, Chief Compliance Officer, Director	Chief Compliance Officer, Director Rondure Global Advisors, LLC 136 S Main St, Suite 720 Salt Lake City, UT 84101	Registered Investment Adviser
*	The principal business address for each of Grandeur Peak Global Advisors, LLC representatives is: 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101.

HIGHLAND ASSOCIATES, INC.

Name*	Position with Highland Associates, Inc.	Other Business Connections	Type of Business
Jack W. Echols, III	President & Chief Executive Officer	N/A	N/A
R. Scott Graham	Chief Investment Officer, Managing Director	N/A	N/A
Michael T. Lytle	Managing Director	N/A	N/A
Paige B. Daniel	Managing Director	N/A	N/A
Hunter W. Craig	Director of Manager Research	N/A	N/A
*	The principal business address for each of the Highland Associates, Inc. representatives is: 2545 Highland Ave. South, Suite 200 Birmingham, AL 35205-2478.

SEAFARER CAPITAL PARTNERS, LLC

Name*	Position with Seafarer Capital Partners, LLC	Other Business Connections	Type of Business
Nicholas Borst	Vice President and Director of China Research	N/A	N/A
Chris Clayton	Director of Trading	N/A	N/A
Daniel Duncan	Managing Director, Business Development and Client Services	N/A	N/A
Paul Espinosa	Portfolio Manager	N/A	N/A
Andrew Foster	Chief Investment Officer, Portfolio Manager	N/A	N/A
Michelle Foster	Chief Executive Officer, President	N/A	N/A
Kate Jaquet	Co-Portfolio Manager	N/A	N/A
Kevin Lammert	Chief Financial Officer	N/A	N/A
David Lenik	Chief Compliance Officer	N/A	N/A
Paul Espinosa	Portfolio Manager	N/A	N/A
Alex Lusherovich	Managing Director, Trading and Operations	N/A	N/A
Inbok Song	Portfolio Manager, Director of Research, and Chief Data Scientist	N/A	N/A
*	The principal business address for each of the Seafarer Capital Partners, LLC representatives is 1100 Larkspur Landing Circle, Suite 375, Larkspur, CA 94939.

EMERALD MUTUAL FUNDS ADVISERS TRUST

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
Kenneth Mertz	President, Chief Investment Officer and Portfolio Manager	President, Portfolio Manager (since 1/1/92) Emerald Advisers, LLC. 3175 Oregon Pike Leola, PA 17540 Portfolio Manager Emerald Separate Account Management, LLC 3175 Oregon Pike Leola, PA 17540	Investment adviser Investment adviser

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
Daniel Moyer	Executive Vice President

Executive Vice President, Managing Director (since 10/1/1992) and Assistant Secretary

Emerald Advisers, LLC.

3175 Oregon Pike

Leola, PA 17540

Managing Director (since 8/7/2009), Secretary and Treasurer

Emerald Separate Account Management, LLC

3175 Oregon Pike

Leola, PA 17540

Executive Vice President, Secretary and Treasurer

Emerald Asset Management PA, LLC.

3175 Oregon Pike

Leola, PA 17540

Executive Vice President

Emerald Direct Lending Advisers, LLC

3175 Oregon Pike

Leola, PA 17540

Investment adviser Investment adviser Holding company Investment adviser
James Meehan	Chief Compliance Officer

Chief Compliance Officer
(since 5/1/2009)

Emerald Advisers, LLC.

3175 Oregon Pike

Leola, PA 17540

Chief Compliance Officer
(since 8/7/2009)

Emerald Separate Account Management, LLC

3175 Oregon Pike

Leola, PA 17540

Chief Compliance Officer
(since 9/30/2015)

EmStone Advisers, LLC

3175 Oregon Pike

Leola, PA 17540

Investment adviser Investment adviser Investment adviser

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
Stacy Sears	Senior Vice President, Secretary and Portfolio Manager	Senior Vice President, Portfolio Manager (since 10/1/1992) Emerald Advisers, LLC. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Steven Russell, Esq.	Portfolio Manager, Emerald Banking and Finance Fund

Senior Research Analyst,

Emerald Advisers, LLC.

3175 Oregon Pike

Leola, PA 17540

Portfolio Manager

Emerald Direct Lending Advisers, LLC

3175 Oregon Pike

Leola, PA 17540

Portfolio Manager

EmStone Advisers, LLC

3175 Oregon Pike

Leola, PA 17540

Portfolio Manager

Emerald Separate Account Management, LLC

3175 Oregon Pike

Leola, PA 17540

Investment adviser Investment adviser Investment adviser Investment adviser
Joseph Garner	Senior Vice President, Portfolio Manager, Emerald Growth Fund Associate Portfolio Manager, Emerald Insights Fund	Vice President Emerald Advisers, LLC. 3175 Oregon Pike Leola, PA 17540 Assistant Secretary Emerald Asset Management, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser Holding company
David Volpe, CFA	Portfolio Manager, Emerald Insights Fund	Deputy Chief Investment Officer, Portfolio Manager, Managing Director Emerald Advisers, LLC. 3175 Oregon Pike Leola, PA 17540	Investment adviser

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
Stephen Amsterdam	Associate Portfolio Manager, Emerald Insights Fund	Senior Research Analyst, Associate Portfolio Manager Emerald Advisers, LLC. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Joseph Hovorka	Associate Portfolio Manager, Emerald Insights Fund	Senior Research Analyst, Associate Portfolio Manager Emerald Advisers, LLC 3175 Oregon Pike Leola, PA 17540	Investment adviser
Ori Elan	Portfolio Manager, Emerald Small Cap Value Fund	Portfolio Manager Emerald Advisers, LLC. 3175 Oregon Pike Leola, PA 17540	Investment adviser

*	The principal business address for each of the Emerald Mutual Funds Advisers Trust representatives is 3175 Oregon Pike, Leola, PA 17540.

INCLINE GLOBAL MANAGEMENT, LLC

Name*	Position with Incline Global Management, LLC	Other Business Connections	Type of Business
Jeff Lignelli	Founder, CEO and Portfolio Manager	N/A	N/A
*	The principal business address for each of the principal executive officers is 40 West 57th Street, Suite 1430, New York, New York 10019.

RONDURE GLOBAL ADVISORS, LLC

Name*	Position with Rondure Global Advisors, LLC	Other Business Connections	Type of Business
Laura Geritz	CEO, Director	None	N/A
Eric W. Huefner	CCO, Director	President, COO, CCO, Director Grandeur Peak Global Advisors, LLC 136 S. Main Street, Suite 720 Salt Lake City, Utah 84101	Registered Investment Adviser
Blake Harrold Walker	Chairman, Director	CEO, Grandeur Peak Global Advisors, LLC 136 S. Main Street, Suite 720 Salt Lake City, Utah 84101	Registered Investment Adviser
*	The principal business address for each of the Rondure Global Advisors, LLC representatives is:136 S. Main Street, Suite 720, Salt Lake City, Utah 84101.

CHATHAM ASSET MANAGEMENT, LLC

Name*	Position with Chatham Asset Management, LLC	Other Business Connections	Type of Business
Anthony Melchiorre	Founder, Partner, Chief Investment Officer and Portfolio Manager	N/A	N/A
Kevin O’Malley	Partner and Portfolio Manager	N/A	N/A
Evan Ratner	Partner, Portfolio Manager and Director of Research	N/A	N/A
Barry Schwartz	Partner and Senior Analyst	N/A	N/A
Feisai Alibhai	Partner and Senior Analyst	N/A	N/A
Jim Ruggerio	Partner and Chief Financial Officer/Chief Compliance Officer	N/A	N/A

*	The principal business address for each of the principal executive officers is 26 Main Street, Suite 204, Chatham, New Jersey 07928.
1.	While the partners are not involved in any other business, profession, vocation or employment of a substantial nature, we note that several of the partners do have outside business interests that are passive in nature.

2.	Several of the partners sit on the board of local charities (e.g. local religious, local hospital, for example.)

3.	All outside activities must be pre-cleared by the Chief Compliance Officer (CCO) at Chatham.

4.	Neither the passive business interests nor the board seats alters in any way the ability of the partners to focus on the management of the fund. All partners devote the overwhelming amount of their time, attention and commitment to the business of Chatham Asset Management.

SMITH CAPITAL INVESTORS, LLC

Name*	Position with Smith Capital Investors, LLC	Other Business Connections	Type of Business
R. Gibson Smith	Manager	None	N/A
Roberta O. Tucker	Investor	None	N/A
Scott T. Carlson	Investor	None	N/A
Kevin A. Branan	CCO	None	N/A
*	The principal business address for each of the Smith Capital Investors, LLC representatives is: 8 Alexander Lane, Greenwood Village, Colorado 80121.

PARAMETRIC PORTFOLIO ASSOCIATES

Name*	Position with Parametric Portfolio Associates LLC	Other Business Connections	Type of Business
Jack L. Hansen	Chief Investment Officer	ZaZove Convertible Securities Fund, Inc.	Registered investment company
*	The principal business address for each of the Parametric Portfolio Associates LLC representatives is: Minneapolis Office, 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435.

LIBERTY COVE LLC

Name*	Position with Liberty Cove LLC	Other Business Connections	Type of Business
Michael Hanus, CFA	Principal, Portfolio Manager	Alpha FMC Director 1 Beacon Street Boston, MA 02108 Oliver Wyman Partner 99 High Street Boston, MA 02110	Consultancy Consultancy
Brian Chen, Ph.D.	Principal, Portfolio Manager	None	N/A
Steven Owen	Vice President, Sales and Marketing	None	N/A
Brian Guck	Vice President, Investment Product	Guck International LLC President 350 North Street Suite 701 Boston, MA 02113	Consultancy
Mathew Jensen, CFA	Chief Operating Officer, Portfolio Manager	Fidelity Investments Director, Research and Development 245 Summer Street Boston, MA 02110	Investment Advisor

*	The principal business address for each of the Liberty Cove LLC representatives is: 1 International Place, Suite 1400, Boston MA 02110.

Item 32. Principal Underwriters.

(j)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Barings Funds Trust, BBH Trust, Bluerock Total Income + Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Broadview Funds Trust, Brown Advisory Funds, Brown Capital Management Mutual Funds, CC Real Estate Income Fund, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds Trust, DBX ETF Trust, Flat Rock Opportunity Fund, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Harvest Volatility Edge Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Segall Bryant & Hamill Trust, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds and XAI Octagon Credit Trust.

ALPS Portfolio Solutions Distributor, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, ALPS Variable Investment Trust, Clough Funds Trust and Select Sector SPDR Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Portfolio Solutions Distributor, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Bradley J. Swenson	Director, President & Chief Operating Officer	See Trustee and Officer Table in SAI
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Richard C. Noyes	Senior Vice President, General Counsel and Assistant Secretary	None
Steven Price	Vice President, Chief Compliance Officer	None
Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None

Daniel Dolan	Senior Vice President	None
Kevin J. Ireland	Senior Vice President	None
Mark R. Kiniry	Senior Vice President	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	See Trustee and Officer Table in SAI
*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Messrs. Frank, Pedonti and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Bradley J. Swenson	Director, President & Chief Operating Officer	See Trustee and Officer Table in SAI
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Richard C. Noyes	Senior Vice President, General Counsel and Assistant Secretary	None
Steven Price	Vice President, Chief Compliance Officer	None
Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None

James Stegall	Vice President, Institutional Sales Manager	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	See Trustee and Officer Table in SAI

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**	The principal business address for Messrs. Frank, Pedonti and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following offices: (1) ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203; (2) ALPS Advisors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203; (3) Red Rocks Capital LLC, 1290 Broadway, Suite 1000, Denver, Colorado 80203; (4) Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; (5) Clough Capital Partners LP, One Post Office Square, 40th Floor, Boston, Massachusetts 02109; (6) Vulcan Value Partners, LLC, 2801 Highway 280 South, Suite 300, Birmingham, AL 35223; (7) CoreCommodity Management, LLC, The Metro Center, One Station Place, 3N, Stamford, Connecticut 06902; (8) RiverFront Investment Group, LLC, 1214 East Cary Street, Richmond, VA 23219; and (9) Kotak Mahindra Asset Management (Singapore) Pte Ltd. is: 16 Raffles Quay, #35-02 Hong Leong Building, Singapore 048581; (10) Disciplined Growth Investors, Inc., Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402; (11) Grandeur Peak Global Advisors, LLC, 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101; (12) Highland Associates, Inc., 2545 Highland Ave. South, Suite 200 Birmingham, AL 35205-2478; (13) Seafarer Capital Partners, LLC, 700 Larkspur Landing Circle, Suite #105, Larkspur, CA 94939; (14) Emerald Mutual Fund Advisers Trust, 3175 Oregon Pike, Leola, PA 17540; (15) Incline Global Management, LLC, 40 West 57th Street, Suite 1430, New York, New York 10019, (16) Rondure Global Advisors LLC, 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101, (17) Chatham Asset Management, LLC, 26 Main Street, Suite 204, Chatham, New Jersey 07928, (18) Incline Global Management, LLC, 40 West 57th Street, Suite 1430, New York, New York 10019, (19) Smith Capital Investors, LLC, 8 Alexander Lane, Greenwood Village, CO 80121, (20) Liberty Cove LLC, 1 International Place, Suite 1400, Boston MA 02110 and (21) Parametric Portfolio Associates LLC, Minneapolis Office, 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 242, of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on December 23, 2019.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Bradley J. Swenson
Bradley J. Swenson
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	Trustee	December 23, 2019
Edmund J. Burke*

/s/ Jeremy W. Deems	Trustee	December 23, 2019
Jeremy W. Deems*

/s/ Mary K. Anstine	Chairman and Trustee	December 23, 2019
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	December 23, 2019
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	December 23, 2019
Michael “Ross” Shell*

/s/ Bradley J. Swenson	President, Principal Executive Officer	December 23, 2019
Bradley J. Swenson

/s/ Kimberly R. Storms	Treasurer, Principal Financial Officer, Principal Accounting Officer	December 23, 2019
Kimberly R. Storms
*	Signature affixed by Karen Gilomen pursuant to a power of attorney dated September 10, 2019.

Exhibits

(d)(20)	Investment Advisory Agreement dated September 16, 2019 between Registrant and Highland Associates, Inc. with respect to the Highland Resolute Fund
(d)(21)	Sub-Advisory Agreement dated August 1, 2019 by and between Registrant, Highland Associates, Inc. and Incline Global Management, LLC with respect to the Highland Resolute Fund
(d)(22)	Investment Sub-Advisory Agreement dated August 1, 2019 among the Registrant, Highland Associates, Inc. and Chatham Asset Management, LLC with respect to the Highland Resolute Fund
(d)(23)	Investment Sub-Advisory Agreement dated August 1, 2019 among the Registrant, Highland Associates, Inc. and Parametric Portfolio Associates LLC with respect to the Highland Resolute Fund
(d)(36)	Amendment dated December 23, 2019 to Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak US Stalwarts Fund
(d)(37)	Amendment dated December 2, 2019 to Investment Advisory Agreement dated August 21, 2018 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Kotak India Growth Fund Class II
(d)(38)	Amendment dated December 2, 2019 to Sub-Advisory Agreement dated August 21, 2018 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. with respect to the ALPS/Kotak India Growth Fund Class II
(d)(39)	Amendment dated November 29, 2019 to Investment Advisory Agreement dated September 10, 2019, between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Select trueMLP Strategy Fund (f/k/a Emerald Select trueMLP Strategy Fund)
(d)(40)	Amendment dated November 29, 2019 to Investment Sub-Advisory Agreement dated September 10, 2019 among Registrant, Emerald Mutual Fund Advisers Trust and Liberty Cove LLC with respect to the Emerald Select trueMLP Strategy Fund (f/k/a Emerald Select trueMLP Strategy Fund)
(e)(11)	Amendment dated November 29, 2019 to Distribution Agreement dated April 16, 2018 and ALPS Distributors, Inc. with respect to the Grandeur Peak US Stalwarts Fund
(g)(16)	Amendment dated December 23, 2019 to Custodian Agreement dated December 16, 2013 between Registrant and Brown Brothers Harriman & Co., with respect to the Grandeur Peak US Stalwarts Fund

(h)(30)	Amendment dated December 2, 2019 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to Class II Shares of ALPS/Kotak India Growth Fund
(h)(31)	Amendment dated December 23, 2019 to Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak US Stalwarts Fund
(h)(32)	Amendment dated November 29, 2019 to Transfer Agency and Services Agreement dated March 16, 2012 between the Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueMLP Strategy Fund (f/k/a Emerald Select trueMLP Strategy Fund)
(h)(69)	Amendment dated December 2, 2019 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund
(h)(70)	Amendment dated December 23, 2019 to Administration, Bookkeeping and Pricing Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak US Stalwarts Fund
(h)(71)	Amendment dated November 29, 2019 to Administration, Bookkeeping and Pricing Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueLiberty Income Fund (f/k/a Emerald Select trueMLP Strategy Fund)
(h)(103)	Amendment dated November 29, 2019 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueMLP Strategy Fund (f/k/a Emerald Select trueMLP Strategy Fund)
(h)(104)	Amendment dated November 29, 2019 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Select trueMLP Strategy Fund (f/k/a Emerald Select trueMLP Strategy Fund)
(h)(105)	Amendment dated December 23, 2019 to Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak US Stalwarts Fund
(h)(106)	Amendment dated December 23, 2019 to PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak US Stalwarts Fund
(h)(112)	Fee Waiver Letter Agreement dated December 2, 2019 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. with respect to the ALPS/Kotak India Growth Fund

(h)(122)	Fee Waiver Letter Agreement dated December 23, 2019 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak US Stalwarts Fund
(h)(123)	Amendment to Fee Waiver Letter Agreement dated November 29, 2019 to the Fee Waiver Letter Agreement dated dated September 10, 2019 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Select trueLiberty Income Fund (f/k/a Emerald Select trueMLP Strategy Fund)
(i)(6)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Grandeur Peak US Stalwarts Fund
(n)(2)	Amended Rule 18f-3 Plan – Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund, Grandeur Peak Micro Cap Fund, Grandeur Peak Global Contrarian Fund and Grandeur Peak US Stalwarts Fund
(p)(2)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc., ALPS Distributors, Inc., and Red Rocks Capital LLC) each a subsidiary of ALPS Holdings, Inc.) revised as of July 1, 2019